UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2020

Item 1. Reports to Stockholders

Semiannual report

    Multi-asset mutual fund

    Delaware Wealth Builder Fund

    May 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia.

As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Wealth Builder Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2019 to May 31, 2020 (Unaudited)

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2019 to May 31, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2019 to May 31, 2020 (Unaudited)

Delaware Wealth Builder Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Annualized Expense Ratio	Expenses Paid During Period 12/1/19 to 5/31/20*

Actual Fund return†
Class A	$1,000.00	$910.00	1.09%	$5.20
Class C	1,000.00	906.00	1.84%	8.77
Class R	1,000.00	908.10	1.34%	6.39
Institutional Class	1,000.00	910.40	0.84%	4.01

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.55	1.09%	$5.50
Class C	1,000.00	1,015.80	1.84%	9.27
Class R	1,000.00	1,018.30	1.34%	6.76
Institutional Class	1,000.00	1,020.80	0.84%	4.24

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies in which it invests (Underlying Funds), including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10 equity holdings
Delaware Wealth Builder Fund	As of May 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets

Common Stock	61.49%
Communication Services	5.40%
Consumer Discretionary	4.79%
Consumer Staples	5.16%
Energy	1.29%
Financials	7.62%
Healthcare	12.30%
Industrials	5.64%
Information Technology	10.38%
Materials	1.51%
Real Estate Operating/Development	0.40%
REIT Diversified	1.33%
REIT Healthcare	0.37%
REIT Hotel	0.07%
REIT Industrial	0.56%
REIT Manufactured Housing	0.31%
REIT Multifamily	2.10%
REIT Self-Storage	0.19%
REIT Shopping Center	0.12%
REIT Specialty	0.33%
Utilities	1.62%
Convertible Preferred Stock	2.28%
Exchange-Traded Funds	1.24%
Limited Partnerships	1.93%
Agency Mortgage-Backed Securities	0.67%
Convertible Bonds	9.23%
Brokerage	0.44%
Capital Goods	0.25%
Communications.	1.74%
Consumer Cyclical	0.20%
Consumer Non-Cyclical	2.50%
Energy	1.53%
Real Estate Investment Trusts	0.36%
Technology	1.88%
Utilities	0.33%
Corporate Bonds	12.81%
Banking	1.17%
Basic Industry	1.20%

Security type / sector allocation and top 10 equity holdings
Delaware Wealth Builder Fund

Security type / sector	Percentage of net assets

Capital Goods	0.46%
Communications	0.79%
Consumer Cyclical	0.79%
Consumer Non-Cyclical	1.09%
Energy	1.36%
Financials	0.33%
Healthcare	1.16%
Insurance	0.22%
Media	1.69%
Real Estate Investment Trusts	0.25%
Services	0.47%
Technology & Electronics	0.74%
Transportation	0.12%
Utilities	0.97%
Leveraged Non-Recourse Security	0.00%
Municipal Bonds	3.57%
Non-Agency Commercial Mortgage-Backed Securities	0.56%
Loan Agreement	0.11%
Sovereign Bonds	1.50%
Supranational Banks	0.12%
US Treasury Obligations	0.69%
Preferred Stock	0.51%
Short-Term Investments	2.78%
Total Value of Securities	99.49%
Receivables and Other Assets Net of Liabilities	0.51%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Microsoft	1.72%
Amazon.com	1.47%
Dollar Tree	1.46%
Honeywell International	1.45%
Lowe’s	1.45%
Cisco Systems	1.42%
Bank of New York Mellon	1.42%
Archer-Daniels-Midland	1.41%
AbbVie	1.39%
Raytheon Technologies	1.37%

Schedule of investments
Delaware Wealth Builder Fund	May 31, 2020 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 61.49%
Communication Services – 5.40%
AT&T	166,500	$5,138,190
Century Communications =†	1,625,000	0
Comcast Class A	138,803	5,496,599
KDDI	18,200	529,234
Orange	33,880	407,864
Verizon Communications	87,800	5,037,964
Walt Disney	45,466	5,333,162

		21,943,013

Consumer Discretionary – 4.79%
adidas AG †	1,470	387,057
Amazon.com †	2,438	5,954,498
Dollar Tree †	60,500	5,921,135
Hennes & Mauritz Class B	9,000	135,775
Lowe’s	45,000	5,865,750
Next	2,870	172,402
Publicis Groupe	14,225	402,973
Sodexo	5,010	336,684
Swatch Group	1,420	283,321

		19,459,595

Consumer Staples – 5.16%
Archer-Daniels-Midland	145,900	5,735,329
Asahi Group Holdings	8,200	308,550
Conagra Brands	158,200	5,503,778
Danone	10,460	714,781
Diageo	13,420	462,489
Kao	2,800	224,504
Kerry Group Class A	1,520	187,794
Kirin Holdings	7,700	157,613
Koninklijke Ahold Delhaize	31,650	801,386
Lawson	5,200	287,375
Mondelez International Class A	99,900	5,206,788
Nestle	6,970	752,656
Seven & i Holdings	17,500	598,289

		20,941,332

Energy – 1.29%
ConocoPhillips	124,261	5,241,329

		5,241,329

Financials – 7.62%
Allstate	50,300	4,919,843
American International Group	183,200	5,506,992
Banco Espirito Santo =†	105,000	0

	Number of shares	Value (US $)

Common Stock (continued)
Financials (continued)
Bank of New York Mellon	154,800	$5,753,916
Hercules Capital	46,329	516,105
JPMorgan Chase & Co.	37,505	3,649,611
Marsh & McLennan	49,000	5,190,080
Truist Financial	147,400	5,421,372

		30,957,919

Healthcare – 12.30%
Abbott Laboratories	52,600	4,992,792
AbbVie	61,068	5,659,172
Brookdale Senior Living †	1,387,924	5,079,802
Cardinal Health	100,500	5,496,345
Cigna	27,500	5,426,300
CVS Health	83,400	5,468,538
Fresenius Medical Care AG & Co. †	8,930	749,404
Johnson & Johnson	33,700	5,012,875
Merck & Co.	64,300	5,190,296
Novo Nordisk Class B	13,905	903,339
Pfizer	133,838	5,111,273
Roche Holding	2,520	871,703

		49,961,839

Industrials – 5.64%
Caterpillar	45,493	5,465,074
G4S	220,920	245,553
Honeywell International	40,383	5,889,860
Makita	10,000	338,449
Northrop Grumman	14,300	4,793,360
Raytheon Technologies	86,379	5,573,173
Secom	2,100	181,755
Securitas Class B †	30,365	402,179

		22,889,403

Information Technology – 10.38%
Broadcom	18,500	5,388,495
Cisco Systems	120,400	5,757,528
Cognizant Technology Solutions Class A	89,732	4,755,796
Fiserv †	41,155	4,394,119
Intel	88,400	5,563,012
Mastercard Class A	9,237	2,779,321
Microsoft	38,168	6,994,286
Oracle	97,100	5,221,067
Texas Instruments	11,137	1,322,407

		42,176,031

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)

Common Stock (continued)
Materials – 1.51%
Air Liquide	5,240	$710,214
DuPont de Nemours	106,700	5,412,891

		6,123,105

Real Estate Operating/Development – 0.40%
Grainger	192,741	683,161
Postal Realty Trust Class A	55,000	931,150

		1,614,311

REIT Diversified – 1.33%
Alpine Income Property Trust	37,286	461,228
American Tower	2,139	552,226
Cousins Properties	13,407	417,226
Gaming and Leisure Properties	15,130	522,590
Lexington Realty Trust	97,884	951,432
QTS Realty Trust Class A	13,516	927,198
SBA Communications	2,564	805,429
VICI Properties	39,833	781,523

		5,418,852

REIT Healthcare – 0.37%
Assura	709,038	691,773
Welltower	16,231	822,425

		1,514,198

REIT Hotel – 0.07%
MGM Growth Properties Class A	10,348	286,950

		286,950

REIT Industrial – 0.56%
Americold Realty Trust	23,727	847,291
Prologis	15,646	1,431,609

		2,278,900

REIT Manufactured Housing – 0.31%
Sun Communities	9,227	1,265,852

		1,265,852

REIT Multifamily – 2.10%
Apartment Investment and Management Class A	16,783	618,789
Bluerock Residential Growth REIT	28,226	181,493
Camden Property Trust	12,788	1,170,997
Equity Residential	78,310	4,742,454
NexPoint Residential Trust	20,925	669,181
UDR	31,504	1,165,018

		8,547,932

	Number of shares	Value (US $)
Common Stock (continued)
REIT Self-Storage – 0.19%
Extra Space Storage	8,057	$779,515

		779,515

REIT Shopping Center – 0.12%
Brixmor Property Group	9,099	101,545
Kimco Realty	22,585	250,919
SITE Centers	20,737	117,579

		470,043

REIT Specialty – 0.33%
Invitation Homes	50,394	1,325,362

		1,325,362

Utilities – 1.62%
Edison International	84,400	4,904,484
NextEra Energy	6,570	1,679,029

		6,583,513

Total Common Stock (cost $255,101,881)		249,778,994

Convertible Preferred Stock – 2.28%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	925	1,001,590
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	28,850	1,172,559
Bank of America 7.25% exercise price $50.00 Y	1,063	1,450,464
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	37,300	1,737,061
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	25,268	960,942
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 Y	2,140	2,209,550
QTS Realty Trust 6.50% exercise price $46.86 Y	4,904	747,762

Total Convertible Preferred Stock (cost $9,005,299)		9,279,928

Exchange-Traded Funds – 1.24%
iShares MSCI EAFE ETF	160	9,542
SPDR Gold Shares †	19,710	3,210,956
VanEck Vectors High-Yield Municipal Index ETF	29,818	1,722,884
Vanguard FTSE Developed Markets ETF	3,040	114,517

Total Exchange-Traded Funds (cost $4,823,176)		5,057,899

Limited Partnerships – 1.93%
Merion Champion’s Walk =p†	2,790,000	2,351,412

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)

Limited Partnerships (continued)
Merion Countryside 144A #=p†	2,342,813	$1,889,244
Merion The Ledges =p†	3,970,235	3,589,887

Total Limited Partnerships (cost $5,899,625)		7,830,543

	Principal amount°

Agency Mortgage-Backed Securities – 0.67%
Fannie Mae S.F. 30 yr
3.00% 11/1/48	25,725	27,184
3.00% 12/1/49	9,768	10,379
3.50% 2/1/48	121,384	131,934
3.50% 11/1/48	53,874	57,195
3.50% 12/1/49	339,647	367,251
4.00% 4/1/47	18,332	20,331
4.00% 4/1/48	147,112	157,186
4.00% 9/1/48	14,604	15,809
4.00% 4/1/49	147,206	156,611
4.50% 2/1/41	17,685	19,675
4.50% 4/1/48	730,955	823,075
4.50% 1/1/49	285,415	319,813
4.50% 11/1/49	45,897	49,516
4.50% 1/1/50	32,920	36,075
5.00% 7/1/49	278,554	306,778
Freddie Mac S.F. 30 yr
3.00% 1/1/50	24,158	25,625
4.00% 7/1/47	8,957	9,585
4.00% 10/1/47	83,901	89,746
4.50% 4/1/49	28,090	30,910
4.50% 8/1/49	57,394	63,846

Total Agency Mortgage-Backed Securities (cost $2,632,058)		2,718,524

Convertible Bonds – 9.23%
Brokerage – 0.44%
GAIN Capital Holdings
5.00% exercise price $8.20, maturity date 8/15/22	1,764,000	1,784,266

		1,784,266

Capital Goods – 0.25%
Chart Industries
144A 1.00% exercise price $58.73, maturity date 11/15/24 #	1,073,000	1,001,988

		1,001,988

Communications – 1.74%
DISH Network
2.375% exercise price $82.22, maturity date 3/15/24	2,135,000	1,845,441

	Principal amount°	Value (US $)

Convertible Bonds (continued)
Communications (continued)
GCI Liberty
144A 1.75% exercise price $370.52, maturity date 9/30/46 #	1,626,000	$2,406,304
InterDigital
144A 2.00% exercise price $81.29, maturity date 6/1/24 #	1,391,000	1,382,850
Liberty Media
2.25% exercise price $33.85, maturity date 9/30/46	2,947,000	1,424,874

		7,059,469

Consumer Cyclical – 0.20%
Meritor
3.25% exercise price $39.92, maturity date 10/15/37	803,000	793,763

		793,763

Consumer Non-Cyclical – 2.50%
BioMarin Pharmaceutical
0.599% exercise price $124.67, maturity date 8/1/24	1,143,000	1,286,284
Chefs’ Warehouse
144A 1.875% exercise price $44.20, maturity date 12/1/24 #	1,077,000	829,595
Coherus Biosciences
144A 1.50% exercise price $19.26, maturity date 4/15/26 #	109,000	125,660
Collegium Pharmaceutical
2.625% exercise price $29.19, maturity date 2/15/26	648,000	657,438
FTI Consulting
2.00% exercise price $101.38, maturity date 8/15/23	397,000	530,131
Integra LifeSciences Holdings
144A 0.50% exercise price $73.67, maturity date 8/15/25 #	1,097,000	1,044,454
Jazz Investments I
1.875% exercise price $199.77, maturity date 8/15/21	1,105,000	1,084,845
Ligand Pharmaceuticals
0.75% exercise price $248.48, maturity date 5/15/23	864,000	753,235
Paratek Pharmaceuticals
4.75% exercise price $15.90, maturity date 5/1/24	1,604,000	1,256,023
Retrophin
2.50% exercise price $38.80, maturity date 9/15/25	1,390,000	1,072,685
Team
5.00% exercise price $21.70, maturity date 8/1/23	1,615,000	985,662

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Tricida
144A 3.50% exercise price $33.23, maturity date 5/15/27 #	541,000	$546,015

		10,172,027

Energy – 1.53%
Cheniere Energy
4.25% exercise price $138.38, maturity date 3/15/45	2,892,000	1,790,955
Helix Energy Solutions Group
4.25% exercise price $13.89, maturity date 5/1/22	2,574,000	2,101,437
PDC Energy
1.125% exercise price $85.39, maturity date 9/15/21	2,527,000	2,334,413

		6,226,805

Real Estate Investment Trusts – 0.36%
Blackstone Mortgage Trust
4.75% exercise price $36.23, maturity date 3/15/23	1,599,000	1,462,086

		1,462,086

Technology – 1.88%
Boingo Wireless
1.00% exercise price $42.32, maturity date 10/1/23	2,698,000	2,380,920
Knowles
3.25% exercise price $18.43, maturity date 11/1/21	973,000	1,041,941
ON Semiconductor
1.625% exercise price $20.72, maturity date 10/15/23	544,000	604,453
Pluralsight
0.375% exercise price $38.76, maturity date 3/1/24	1,796,000	1,606,342
Quotient Technology
1.75% exercise price $17.36, maturity date 12/1/22	1,564,000	1,405,723
Synaptics
0.50% exercise price $73.02, maturity date 6/15/22	544,000	593,853

		7,633,232

Utilities – 0.33%
NRG Energy
2.75% exercise price $47.74, maturity date 6/1/48	1,303,000	1,341,880

		1,341,880

Total Convertible Bonds (cost $39,733,839)		37,475,516

Corporate Bonds – 12.81%
Banking – 1.17%
Ally Financial 5.75% 11/20/25	798,000	832,414
Banco de Credito del Peru 144A 2.70% 1/11/25 #	204,000	204,115
Banco del Estado de Chile 144A 2.704% 1/9/25 #	205,000	207,434

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
2.456% 10/22/25 µ	15,000	$15,625
2.884% 10/22/30 µ	20,000	21,043
3.194% 7/23/30 µ	55,000	59,183
3.458% 3/15/25 µ	45,000	48,436
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	197,040
BBVA Bancomer
144A 5.125% 1/18/33 #µ	384,000	352,764
144A 6.75% 9/30/22 #	274,000	291,187
Credit Suisse Group 144A 6.25% #µY	360,000	378,144
JPMorgan Chase & Co.
2.739% 10/15/30 µ	20,000	20,796
4.023% 12/5/24 µ	80,000	87,546
5.00%µY	85,000	79,866
Morgan Stanley
1.668% (LIBOR03M + 1.22%) 5/8/24 ●	35,000	34,845
5.00% 11/24/25	95,000	109,457
PNC Financial Services Group 2.60% 7/23/26	180,000	194,647
Popular 6.125% 9/14/23	560,000	566,241
Royal Bank of Scotland Group 8.625% µY	520,000	541,102
State Street
3.10% 5/15/23	10,000	10,657
3.30% 12/16/24	130,000	143,807
Truist Bank 2.636% 9/17/29 µ	185,000	183,820
US Bancorp
3.00% 7/30/29	25,000	27,107
3.10% 4/27/26	25,000	27,233
3.375% 2/5/24	60,000	65,583
USB Capital IX 3.50% (LIBOR03M + 1.02%)Y●	85,000	69,423

		4,769,515

Basic Industry – 1.20%
BMC East 144A 5.50% 10/1/24 #	163,000	164,002
Boise Cascade 144A 5.625% 9/1/24 #	295,000	301,238
FMG Resources August 2006 144A 5.125% 5/15/24 #	246,000	254,636
Freeport-McMoRan
4.55% 11/14/24	200,000	204,021
5.45% 3/15/43	320,000	317,293
Hudbay Minerals 144A 7.625% 1/15/25 #	135,000	123,079
Hutama Karya Persero 144A 3.75% 5/11/30 #	200,000	208,628
Koppers 144A 6.00% 2/15/25 #	434,000	400,630
Methanex 5.25% 12/15/29	185,000	161,824
Minera Mexico 144A 4.50% 1/26/50 #	200,000	192,799

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Newmont 2.80% 10/1/29	190,000	$198,446
OCP 144A 4.50% 10/22/25 #	200,000	200,456
Olin
5.00% 2/1/30	135,000	116,413
5.125% 9/15/27	437,000	390,199
PolyOne 144A 5.75% 5/15/25 #	118,000	123,924
RPM International 4.55% 3/1/29	170,000	184,317
Standard Industries
144A 4.75% 1/15/28 #	445,000	449,207
144A 5.00% 2/15/27 #	160,000	165,196
Steel Dynamics 5.00% 12/15/26	505,000	525,104
Univar Solutions USA 144A 5.125% 12/1/27 #	180,000	182,667
US Concrete 6.375% 6/1/24	10,000	10,051

		4,874,130

Capital Goods – 0.46%
Bombardier 144A 6.00% 10/15/22 #	240,000	155,550
Crown Americas 4.75% 2/1/26	463,000	482,765
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	551,000	548,584
Roper Technologies 2.35% 9/15/24	185,000	192,339
TransDigm 144A 6.25% 3/15/26 #	492,000	504,221

		1,883,459

Communications – 0.79%
Altice France 144A 7.375% 5/1/26 #	565,000	597,383
AT&T 4.35% 3/1/29	170,000	192,813
Level 3 Financing 144A 3.875% 11/15/29 #	210,000	215,411
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	225,750
Sprint
7.125% 6/15/24	612,000	695,480
7.875% 9/15/23	22,000	25,027
T-Mobile USA 6.50% 1/15/26	460,000	486,503
Verizon Communications
4.50% 8/10/33	95,000	117,991
4.522% 9/15/48	35,000	45,715
Vodafone Group
4.25% 9/17/50	110,000	126,863
4.875% 6/19/49	40,000	50,247
Zayo Group Holdings 144A 4.00% 3/1/27 #	415,000	409,748

		3,188,931

Consumer Cyclical – 0.79%
Allison Transmission 144A 5.875% 6/1/29 #	460,000	465,936
Boyd Gaming 6.375% 4/1/26	452,000	450,651

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Future Retail 144A 5.60% 1/22/25 #	205,000	$78,091
General Motors Financial
4.35% 4/9/25	75,000	76,294
5.25% 3/1/26	95,000	99,504
HD Supply 144A 5.375% 10/15/26 #	290,000	300,992
Hilton Worldwide Finance 4.875% 4/1/27	545,000	542,174
KFC Holding 144A 5.25% 6/1/26 #	470,000	490,283
Lennar 4.75% 5/30/25	115,000	123,062
Lowe’s
4.05% 5/3/47	5,000	5,749
4.55% 4/5/49	136,000	169,846
MGM Resorts International 5.75% 6/15/25	48,000	48,030
PulteGroup 5.00% 1/15/27	15,000	15,944
Scientific Games International 144A 8.25% 3/15/26 #	164,000	150,906
William Carter 144A 5.625% 3/15/27 #	200,000	204,879

		3,222,341

Consumer Non-Cyclical – 1.09%
Albertsons 144A 4.875% 2/15/30 #	64,000	66,520
Alcon Finance 144A 3.00% 9/23/29 #	200,000	209,480
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	125,000	138,706
4.15% 1/23/25	50,000	56,262
Cott Holdings 144A 5.50% 4/1/25 #	272,000	275,031
CVS Health 3.25% 8/15/29	185,000	200,808
Gilead Sciences 4.15% 3/1/47	165,000	208,520
JBS USA LUX
144A 5.75% 6/15/25 #	318,000	326,745
144A 6.50% 4/15/29 #	305,000	332,392
Pilgrim’s Pride 144A 5.75% 3/15/25 #	535,000	548,431
Post Holdings
144A 5.00% 8/15/26 #	311,000	319,495
144A 5.625% 1/15/28 #	160,000	167,970
144A 5.75% 3/1/27 #	295,000	308,394
United Rentals North America
5.50% 5/15/27	713,000	758,857
5.875% 9/15/26	5,000	5,266
US Foods 144A 6.25% 4/15/25 #	230,000	239,487
Verscend Escrow 144A 9.75% 8/15/26 #	225,000	242,585

		4,404,949

Energy – 1.36%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	135,000	150,363
Cheniere Energy Partners 5.25% 10/1/25	305,000	308,999

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Crestwood Midstream Partners 6.25% 4/1/23	245,000	$234,001
Energy Transfer Operating
5.25% 4/15/29	95,000	101,904
6.25% 4/15/49	60,000	65,305
Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	205,000	204,447
Hilcorp Energy I 144A 5.00% 12/1/24 #	240,000	212,075
Israel Electric 144A 4.25% 8/14/28 #	300,000	327,558
KazTransGas 144A 4.375% 9/26/27 #	381,000	384,669
Marathon Oil 4.40% 7/15/27	130,000	119,106
MPLX
4.00% 3/15/28	30,000	30,924
5.50% 2/15/49	55,000	62,455
Murphy Oil 5.875% 12/1/27	292,000	272,017
Murphy Oil USA 5.625% 5/1/27	609,000	637,051
Newfield Exploration 5.375% 1/1/26	423,000	375,790
Noble Energy
3.25% 10/15/29	85,000	73,847
3.90% 11/15/24	20,000	19,793
4.20% 10/15/49	15,000	12,252
4.95% 8/15/47	50,000	42,840
5.05% 11/15/44	5,000	4,348
NuStar Logistics 5.625% 4/28/27	228,000	216,558
Petrobras Global Finance 6.75% 6/3/50	150,000	146,633
Precision Drilling 144A 7.125% 1/15/26 #	400,000	201,424
Sabine Pass Liquefaction
5.625% 3/1/25	55,000	61,405
5.75% 5/15/24	110,000	121,812
Sinopec Group Overseas Development 2018 144A 2.50% 8/8/24 #	610,000	628,135
Southwestern Energy 7.75% 10/1/27	290,000	271,340
Targa Resources Partners 5.375% 2/1/27	237,000	236,067

		5,523,118

Financials – 0.33%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	240,000	179,220
AerCap Ireland Capital 4.45% 4/3/26	150,000	130,291
DAE Funding 144A 5.75% 11/15/23 #	284,000	251,665
E*TRADE Financial 5.875% µy	530,000	545,526
International Lease Finance 8.625% 1/15/22	50,000	51,269
Jefferies Group
4.15% 1/23/30	170,000	171,042

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
Jefferies Group
6.45% 6/8/27	10,000	$11,112
6.50% 1/20/43	5,000	5,398

		1,345,523

Healthcare – 1.16%
Bausch Health 144A 5.50% 11/1/25 #	630,000	652,444
Centene
3.375% 2/15/30	295,000	297,527
144A 5.375% 8/15/26 #	470,000	498,717
Charles River Laboratories International 144A
5.50% 4/1/26 #	425,000	445,015
Community Health Systems 144A 6.625% 2/15/25 #	170,000	164,581
Encompass Health
5.75% 11/1/24	105,000	105,900
5.75% 9/15/25	244,000	250,989
HCA
5.375% 2/1/25	559,000	615,065
5.875% 2/15/26	219,000	245,662
7.58% 9/15/25	219,000	248,565
Hill-Rom Holdings 144A 5.00% 2/15/25 #	242,000	249,537
Hologic 144A 4.625% 2/1/28 #	300,000	311,568
Tenet Healthcare
5.125% 5/1/25	345,000	351,184
8.125% 4/1/22	241,000	252,381
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,143

		4,694,278

Insurance – 0.22%
HUB International 144A 7.00% 5/1/26 #	415,000	427,543
USI 144A 6.875% 5/1/25 #	468,000	480,966

		908,509

Media – 1.69%
Altice Financing 144A 5.00% 1/15/28 #	200,000	202,313
AMC Networks 4.75% 8/1/25	541,000	546,467
CCO Holdings
144A 4.50% 8/15/30 #	105,000	109,184
144A 5.375% 6/1/29 #	580,000	626,293
144A 5.875% 5/1/27 #	519,000	545,160
Charter Communications Operating
4.80% 3/1/50	70,000	78,203
5.05% 3/30/29	100,000	117,332
CSC Holdings
5.25% 6/1/24	5,000	5,287

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings
5.875% 9/15/22	22,000	$23,244
6.75% 11/15/21	370,000	390,848
144A 7.50% 4/1/28 #	400,000	444,162
144A 7.75% 7/15/25 #	465,000	486,209
Discovery Communications 4.125% 5/15/29	175,000	187,410
Gray Television 144A 5.875% 7/15/26 #	473,000	489,467
Lamar Media 5.75% 2/1/26	473,000	493,606
Netflix 5.875% 11/15/28	625,000	712,616
Sinclair Television Group 144A 5.125% 2/15/27 #	362,000	338,086
Sirius XM Radio
144A 5.00% 8/1/27 #	470,000	492,238
144A 5.375% 4/15/25 #	286,000	294,218
Time Warner Cable 7.30% 7/1/38	60,000	80,183
Time Warner Entertainment 8.375% 3/15/23	25,000	29,439
ViacomCBS 4.375% 3/15/43	180,000	172,116

		6,864,081

Real Estate Investment Trusts – 0.25%
Crown Castle International 5.25% 1/15/23	125,000	137,883
MGM Growth Properties Operating Partnership 5.75% 2/1/27	160,000	168,074
SBA Communications 4.875% 9/1/24	670,000	692,813

		998,770

Services – 0.47%
Aramark Services 144A 5.00% 2/1/28 #	485,000	478,848
Ashtead Capital 144A 5.25% 8/1/26 #	570,000	597,075
Covanta Holding 5.875% 7/1/25	233,000	230,986
Prime Security Services Borrower 144A 5.75% 4/15/26 #	310,000	320,025
Service Corp. International 4.625% 12/15/27	280,000	295,457

		1,922,391

Technology & Electronics – 0.74%
Apple 2.20% 9/11/29	140,000	150,446
CDK Global
5.00% 10/15/24	161,000	171,563
5.875% 6/15/26	518,000	546,394
CDW Finance 5.00% 9/1/25	156,000	161,685
CommScope Technologies 144A 5.00% 3/15/27 #	192,000	176,286
Global Payments
2.65% 2/15/25	135,000	141,987
3.20% 8/15/29	50,000	52,897
International Business Machines 3.30% 5/15/26	140,000	157,013
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	324,000	329,732

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology & Electronics (continued)
NXP
144A 4.30% 6/18/29 #	15,000	$16,497
144A 4.875% 3/1/24 #	90,000	99,637
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	285,000	300,622
SS&C Technologies 144A 5.50% 9/30/27 #	660,000	694,752

		2,999,511

Transportation – 0.12%
Delta Air Lines 144A 7.00% 5/1/25 #	220,000	227,615
FedEx 4.05% 2/15/48	140,000	136,636
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #^	200,000	127,059

		491,310

Utilities – 0.97%
Calpine
144A 4.50% 2/15/28 #	92,000	92,604
144A 5.25% 6/1/26 #	443,000	460,018
Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	200,000	186,388
Duke Energy 4.875%µy	85,000	85,909
Emera 6.75% 6/15/76 µ	225,000	243,845
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	387,000	381,799
Enel 144A 8.75% 9/24/73 #µ	200,000	227,750
Entergy Louisiana 4.95% 1/15/45	5,000	5,442
Entergy Mississippi 2.85% 6/1/28	60,000	63,210
Entergy Texas 3.55% 9/30/49	115,000	126,029
Evergy 2.90% 9/15/29	160,000	167,489
Evergy Metro 3.65% 8/15/25	25,000	27,581
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	205,000	194,967
MidAmerican Energy 3.15% 4/15/50	55,000	59,145
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	493,523
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	5,000	4,997
5.25% 4/20/46 µ	60,000	63,216
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	55,000	59,537
PacifiCorp 3.50% 6/15/29	75,000	86,166
Southern California Edison
4.00% 4/1/47	30,000	33,177
4.875% 3/1/49	45,000	55,648
Southwestern Electric Power 4.10% 9/15/28	165,000	186,362
Vistra Operations 144A 5.50% 9/1/26 #	620,000	652,801

		3,957,603

Total Corporate Bonds (cost $51,615,336)		52,048,419

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust Auction 144A
0.241% 1/15/87 #♦=	1,300,000	$1,300

Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300

Municipal Bonds – 3.57%
Arizona Industrial Development Authority
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,000,000	1,009,690
California State
(Various Purposes) 5.00% 11/1/43	500,000	561,300
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,075,710
(Loma Linda University Medical Center) Series A 144A
5.25% 12/1/56 #	500,000	508,080
Capital Trust Agency
(University Bridge, LLC Student Housing Project) Series
A 144A 5.25% 12/1/58 #	1,000,000	882,840
City of Apple Valley, Minnesota
(Minnesota Senior Living Project) Series D 7.25% 1/1/52	1,000,000	743,380
City of Chicago, Illinois
(General Obligation Bonds Project) Series D
5.50% 1/1/40	500,000	510,665
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	750,000	840,810
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	500,000	466,695
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	500,000	517,645
Dominion Water & Sanitation District, Colorado
6.00% 12/1/46	1,000,000	1,037,390
Florida Development Finance Surface Transportation
Facilities Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A
6.50% 1/1/49 (AMT)#●	1,150,000	977,500
Golden State Tobacco Securitization Settlement Revenue
Series A-1 5.25% 6/1/47	500,000	503,230
Illinois State
Series A 5.00% 4/1/38	100,000	100,071
Montgomery County Industrial Development Authority
Revenue
(Whitemarsh Continuing Care Retirement Community
Project) Series A 5.375% 1/1/51	250,000	220,008

	Principal amount°	Value (US $)

Municipal Bonds (continued)
New Jersey Transportation Trust Fund Authority
(Transportation Program Bonds) Series AA
5.00% 6/15/44	1,000,000	$1,016,130
New York Liberty Development Revenue
(World Trade Center Project) Class 2 144A
5.15% 11/15/34 #	500,000	504,535
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	65,000	67,638
Series A 7.50% 6/1/49	325,000	337,457
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.55% 7/1/40	250,000	247,815
Series A-1 4.75% 7/1/53	1,880,000	1,833,978
Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	500,000	524,855

Total Municipal Bonds (cost $14,646,745)		14,487,422

Non-Agency Commercial Mortgage-Backed Securities – 0.56%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 ●	95,000	91,856
Series 2019-BN20 A3 3.011% 9/15/62	250,000	270,434
Benchmark Mortgage Trust
Series 2019-B9 A5 4.016% 3/15/52	250,000	287,337
CD Mortgage Trust
Series 2019-CD8 A4 2.912% 8/15/57	250,000	267,681
DB-JPM Mortgage Trust
Series 2016-C3 A5 2.89% 8/10/49	250,000	263,799
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	101,127
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50	165,000	181,071
Series 2019-GC42 A4 3.001% 9/1/52	250,000	269,663
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	500,000	547,674

Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,221,144)		2,280,642

Loan Agreement – 0.11%
Frontier Communications Tranche B-1 5.35% (LIBOR01M
+ 3.75%) 6/17/24 ●	460,815	454,191

Total Loan Agreement (cost $448,359)		454,191

Schedule of investments

Delaware Wealth Builder Fund

		Principal amount°	Value (US $)

Sovereign Bonds – 1.50%Δ
Azerbaijan – 0.09%
Republic of Azerbaijan International Bond 144A
3.50% 9/1/32 #		375,000	$357,654

			357,654

Dominican Republic – 0.04%
Dominican Republic International Bond 144A
4.50% 1/30/30 #		200,000	174,377

			174,377

Egypt – 0.05%
Egypt Government International Bond 144A
5.75% 5/29/24 #		200,000	200,417

			200,417

Gabon – 0.04%
Gabon Government International Bond 144A
6.625% 2/6/31 #		200,000	167,969

			167,969

Georgia – 0.05%
Georgia Government International Bond 6.875% 4/12/21		200,000	205,500

			205,500

Guatemala – 0.05%
Guatemala Government Bond 144A 4.875% 2/13/28 #		200,000	211,502

			211,502

Indonesia – 0.08%
Indonesia Government International Bond 144A
4.125% 1/15/25 #		300,000	324,714

			324,714

Israel – 0.08%
Israel Government International Bond 2.75% 7/3/30		310,000	337,512

			337,512

Ivory Coast – 0.03%
Ivory Coast Government International Bond 144A
6.875% 10/17/40 #	EUR	100,000	101,530

			101,530

Kenya – 0.05%
Kenya Government International Bond 144A
6.875% 6/24/24 #		200,000	193,158

			193,158

Mongolia – 0.09%
Development Bank of Mongolia 144A 7.25% 10/23/23 #		200,000	182,000
Mongolia Government International Bond 144A
5.625% 5/1/23 #		200,000	190,029

			372,029

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
North Macedonia – 0.03%
North Macedonia Government International Bond 144A
3.675% 6/3/26 #	EUR	100,000	$113,348

			113,348

Panama – 0.04%
Panama Government International Bond 144A
3.75% 4/17/26 #		155,000	162,047

			162,047

Paraguay – 0.10%
Paraguay Government International Bond
144A 4.625% 1/25/23 #		200,000	209,000
144A 4.95% 4/28/31 #		200,000	215,625

			424,625

Peru – 0.27%
Peruvian Government International Bond
2.392% 1/23/26		200,000	207,200
2.844% 6/20/30		835,000	885,985

			1,093,185

Russia – 0.11%
Russian Foreign Bond - Eurobond 144A 4.25% 6/23/27 #		400,000	451,650

			451,650

Serbia – 0.07%
Serbia International Bond 144A 3.125% 5/15/27 #	EUR	250,000	291,430

			291,430

Ukraine – 0.15%
Ukraine Government International Bond 144A
7.75% 9/1/21 #		584,000	590,631

			590,631

Uruguay – 0.01%
Uruguay Government International Bond 4.50% 8/14/24		53,000	57,500

			57,500

Uzbekistan – 0.07%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #		250,000	264,532

			264,532

Total Sovereign Bonds (cost $5,923,340)			6,095,310

Supranational Banks – 0.12%
Banque Ouest Africaine de Developpement 144A
4.70% 10/22/31 #		202,000	193,906
Central American Bank For Economic Integration 144A
2.00% 5/6/25 #		300,000	302,850

Total Supranational Banks (cost $501,958)			496,756

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)

US Treasury Obligations – 0.69%
US Treasury Bonds
1.25% 5/15/50	45,000	$43,143
4.50% 2/15/36	330,000	505,370
US Treasury Floating Rate Note
0.304% (USBMMY3M + 0.154%) 1/31/22 •	485,000	485,627
US Treasury Inflation Indexed Notes
0.125% 10/15/24	70,423	72,611
0.125% 1/15/30	471,518	500,671
US Treasury Notes
0.375% 4/30/25	635,000	637,245
1.50% 2/15/30	75,000	81,085
1.75% 12/31/24	2,700	2,880
2.00% 10/31/22	340,000	354,981
US Treasury Strip Principal
2.26% 5/15/44 ^	170,000	119,495

Total US Treasury Obligations (cost $2,690,669)		2,803,108

	Number of shares

Preferred Stock – 0.51%
Bank of America 6.50% µ	440,000	474,476
GMAC Capital Trust I 6.177% (LIBOR03M + 5.785%) •	5,000	112,950
Pebblebrook Hotel Trust 6.375%	28,153	601,067
Taubman Centers 6.50%	37,077	841,648
Washington Prime Group 6.875%	4,840	31,944

Total Preferred Stock (cost $2,329,618)		2,062,085

Short-Term Investments – 2.78%
Money Market Mutual Funds – 2.78%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.11%)	2,257,162	2,257,162
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.08%)	2,257,162	2,257,162
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.16%)	2,257,162	2,257,162
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.07%)	2,257,162	2,257,162
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.05%)	2,257,162	2,257,162

Total Short-Term Investments (cost $11,285,810)		11,285,810

Total Value of Securities – 99.49% (cost $409,963,857)		$404,156,447

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2020, the aggregate value of Rule 144A securities was $46,602,586, which represents 11.47% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at May 31, 2020. Rate will reset at a future date.

p

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2020, the aggregate value of restricted securities was $7,830,543, which represented 1.93% of the Fund’s net assets. See table on the next page for additional details on restricted securities.

y	No contractual maturity date.

†	Non-income producing security.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Schedule of investments

Delaware Wealth Builder Fund

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/17	$2,164,599	$2,130,378
Merion Champion’s Walk	2/13/18	56,146	55,258
Merion Champion’s Walk	7/11/18	58,916	55,258
Merion Champion’s Walk	10/22/18	59,852	55,258
Merion Champion’s Walk	2/13/19	60,766	55,259
Merion Countryside	5/11/16	—	1,677,649
Merion Countryside	4/7/17	—	136,026
Merion Countryside	5/3/18	—	75,570
Merion The Ledges	9/26/18	3,360,028	3,455,852
Merion The Ledges	9/12/19	139,318	134,035

Total		$5,899,625	$7,830,543

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at May 31, 2020:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	(5,460)	USD	5,664	6/3/20	$—	$(14)
BNYM	DKK	(21,925)	USD	3,268	6/3/20	3	—
BNYM	EUR	(11,647)	USD	12,941	6/2/20	13	—
BNYM	GBP	(2,891)	USD	3,568	6/2/20	—	(3)
BNYM	JPY	(734,582)	USD	6,850	6/2/20	40	—
JPMCB	EUR	98,556	USD	(108,947)	6/3/20	691	—
JPMCB	EUR	(650,214)	USD	729,878	6/12/20	7,906	—
JPMCB	EUR	212,288	USD	(230,460)	6/19/20	5,777	—

Total Foreign Currency Exchange Contracts						$14,430	$(17)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(8)	US Treasury 10 yr Notes	$(1,112,500)	$(1,111,043)	9/21/20	$—	$(1,457)	$(3,250)
2	US Treasury 10 yr Ultra Notes	314,656	314,114	9/21/20	542	—	1,625

Total Futures Contracts			$(796,929)		$542	$(1,457)	$(1,625)

Swap Contracts

CDS Contracts[2] Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared/ Protection Purchased:
CDX.NA.HY.33[5] 12/20/24- Quarterly	10,450,000	5.00%	$211,806	$(554,192)	$765,998	$—	$(14,707)
Over-The-Counter/ Protection Purchased:
JPMCB-CDS 6/20/25-Quarterly	797,000	1.00%	(3,533)	9,659	—	(13,192)	—
JPMCB-Mexico 6/20/25-Quarterly	817,000	1.00%	30,419	59,072	—	(28,653)	—

Total CDS Contracts			$238,692	$(485,461)	$765,998	$(41,845)	$(14,707)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin and net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the aggregate amount of $(86,162).

5Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Schedule of investments

Delaware Wealth Builder Fund

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax
BB – Barclays Bank
BNYM – The Bank of New York Mellon
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CHF – Swiss Franc
DB – Deutsche Bank
DKK – Danish Krone
EAFE – Europe, Australasia and Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GS – Goldman Sachs
ICE – Intercontinental Exchange
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank, National Association
JPY – Japanese Yen
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S.F. – Single Family
SPDR – S&P Depositary Receipts
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar yr – Year

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statement of assets and liabilities
Delaware Wealth Builder Fund	May 31, 2020 (Unaudited)

Assets:
Investments, at value[1]	$404,156,447
Foreign currencies, at value[2]	72,437
Cash collateral due from broker	862,796
Cash	495,192
Dividends and interest receivable	1,896,935
Receivable for fund shares sold	662,450
Receivable for securities sold	503,502
Foreign tax reclaims receivable	359,419
Upfront payments on over the counter credit default swap contracts	68,731
Unrealized appreciation on foreign currency exchange contracts	14,430

Total assets	409,092,339

Liabilities:
Payable for fund shares redeemed	1,617,070
Variation margin due to broker on centrally cleared credit default swap contracts	14,707
Payable for securities purchased	456,567
Investment management fees payable to affiliates	203,006
Swap payments payable	109,224
Distribution fees payable to affiliates	104,008
Cash collateral due to brokers	90,000
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	88,374
Other accrued expenses	82,496
Reports and statements to shareholders expenses payable to affiliates	56,617
Unrealized depreciation on over the counter credit default swap contracts	41,845
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,292
Variation margin due to broker on futures contracts	1,625
Trustees’ fees and expenses payable	1,520
Accounting and administration expenses payable to affiliates	1,515
Legal fees payable to affiliates	1,139
Unrealized depreciation on foreign currency exchange contracts	17

Total liabilities	2,873,022

Total Net Assets	$406,219,317

Net Assets Consist of:
Paid-in capital	$439,682,156
Total distributable earnings (loss)	(33,462,839)

Total Net Assets	$406,219,317

Net Asset Value
Class A:
Net assets	$216,574,052
Shares of beneficial interest outstanding, unlimited authorization, no par	17,441,061
Net asset value per share	$12.42
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$13.18

Class C:
Net assets	$71,080,377
Shares of beneficial interest outstanding, unlimited authorization, no par	5,712,008
Net asset value per share	$12.44

Class R:
Net assets	$1,041,177
Shares of beneficial interest outstanding, unlimited authorization, no par	83,818
Net asset value per share	$12.42

Institutional Class:
Net assets	$117,523,711
Shares of beneficial interest outstanding, unlimited authorization, no par	9,467,237
Net asset value per share	$12.41

[1] Investments, at cost	$409,963,857
[2] Foreign currencies, at cost	72,145

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Wealth Builder Fund	Six months ended May 31, 2020 (Unaudited)

Investment Income:
Dividends	$4,047,769
Interest	2,851,437
Foreign tax withheld	(26,752)

6,872,454

Expenses:
Management fees	1,476,454
Distribution expenses — Class A	293,137
Distribution expenses — Class C	410,847
Distribution expenses — Class R	3,009
Dividend disbursing and transfer agent fees and expenses	228,590
Accounting and administration expenses	57,902
Reports and statements to shareholders expenses	50,689
Registration fees	34,575
Audit and tax fees	30,700
Custodian fees	19,281
Trustees’ fees and expenses	11,248
Legal fees	7,924
Other	30,956

2,655,312
Less expenses waived	(35,269)
Less expenses paid indirectly	(584)

Total operating expenses	2,619,459

Net Investment Income	4,252,995

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(25,390,481)
Foreign currencies	(76,393)
Foreign currency exchange contracts	(51,243)
Futures contracts	110,535
Swap contracts	491,548

Net realized loss	(24,916,034)

Net change in unrealized appreciation (depreciation) of:
Investments	(26,712,424)
Foreign currencies	7,713
Foreign currency exchange contracts	10,890
Futures contracts	(245,081)
Swap contracts	903,744

Net change in unrealized appreciation (depreciation)	(26,035,158)

Net Realized and Unrealized Loss	(50,951,192)

Net Decrease in Net Assets Resulting from Operations	$(46,698,197)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Wealth Builder Fund

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,252,995	$20,526,365
Net realized gain (loss)	(24,916,034)	2,827,411
Net change in unrealized appreciation (depreciation)	(26,035,158)	16,534,872

Net increase (decrease) in net assets resulting from operations	(46,698,197)	39,888,648

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,377,495)	(22,227,219)
Class C	(1,961,744)	(9,875,532)
Class R	(30,784)	(152,030)
Institutional Class	(3,935,804)	(15,088,656)

	(12,305,827)	(47,343,437)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,324,821	26,721,168
Class C	1,994,770	6,055,876
Class R	186,678	180,663
Institutional Class	7,927,111	22,726,766

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,044,794	21,081,563
Class C	1,850,633	9,359,325
Class R	30,783	151,066
Institutional Class	3,584,435	13,671,291

	30,944,025	99,947,718

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,511,469)	$(59,772,304)
Class C	(17,704,066)	(54,997,396)
Class R	(296,298)	(979,678)
Institutional Class	(30,977,108)	(63,450,417)

	(77,488,941)	(179,199,795)

Decrease in net assets derived from capital share transactions	(46,544,916)	(79,252,077)

Net Decrease in Net Assets	(105,548,940)	(86,706,866)

Net Assets:
Beginning of period	511,768,257	598,475,123

End of period	$406,219,317	$511,768,257

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Wealth Builder Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	General Motors term loan litigation was included in total return. If excluded, the impact on the total return would be 0.11% lower. See Note 11 in “Notes to financial statements.”

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 1.09%, 1.09%, and 1.12%, respectively.

[8]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 2.40%, 2.51%, and 2.05%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/20[1]		Year ended

(Unaudited)		11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$14.01		$14.15	$14.62	$13.64	$13.16	$13.73

0.12		0.53	0.35	0.36	0.27	0.32
(1.36)		0.50	(0.43)	0.98	0.52	(0.58)

(1.24)		1.03	(0.08)	1.34	0.79	(0.26)

(0.16)		(0.35)	(0.34)	(0.36)	(0.31)	(0.31)
(0.19)		(0.82)	(0.05)	—	—	—

(0.35)		(1.17)	(0.39)	(0.36)	(0.31)	(0.31)

$12.42		$14.01	$14.15	$14.62	$13.64	$13.16

(9.00%	)[4]	8.30% [5]	(0.56% )	9.90%	6.11%	(1.91% )

$216,574		$259,283	$273,384	$256,157	$270,324	$291,876
1.09%		1.09%	1.09%	1.09%	1.13%	1.10%
1.11%		1.09%	1.09%	1.09%	1.13%	1.10%
1.93%		3.91%	2.41%	2.51%	2.04%	2.38%
1.91%		3.91%	2.41%	2.51%	2.04%	2.38%
32%		91%	57%	81%	102%	67%

Financial highlights

Delaware Wealth Builder Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	General Motors term loan litigation was included in total return. If excluded, the impact on the total return would be 0.11% lower. See Note 11 in “Notes to financial statements.”

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 1.84%, 1.84%, and 1.87%, respectively.

[8]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 1.65%, 1.76%, and 1.30%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/20[1]		Year ended

(Unaudited)		11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$14.04		$14.18	$14.65	$13.66	$13.18	$13.75

0.08		0.43	0.24	0.25	0.17	0.22
(1.38)		0.49	(0.43)	0.99	0.52	(0.58)

(1.30)		0.92	(0.19)	1.24	0.69	(0.36)

(0.11)		(0.24)	(0.23)	(0.25)	(0.21)	(0.21)
(0.19)		(0.82)	(0.05)	—	—	—

(0.30)		(1.06)	(0.28)	(0.25)	(0.21)	(0.21)

$12.44		$14.04	$14.18	$14.65	$13.66	$13.18

(9.40%	)[4]	7.46% [5]	(1.34% )	9.13%	5.30%	(2.63% )

$71,080		$95,672	$137,403	$225,604	$283,243	$298,833
1.84%		1.84%	1.84%	1.84%	1.88%	1.85%
1.86%		1.84%	1.84%	1.84%	1.88%	1.85%
1.18%		3.17%	1.66%	1.76%	1.29%	1.63%
1.16%		3.17%	1.66%	1.76%	1.29%	1.63%
32%		91%	57%	81%	102%	67%

Financial highlights
Delaware Wealth Builder Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation was included in total return. If excluded, the impact on the total return would be 0.11% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 1.34%, 1.34%, and 1.37%, respectively.
[8]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 2.15%, 2.26%, and 1.80%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/20[1]		Year ended

(Unaudited)		11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$14.02		$14.16	$14.62	$13.63	$13.16	$13.73
0.11		0.49	0.31	0.32	0.24	0.29
(1.38)		0.50	(0.42)	0.99	0.51	(0.58)

(1.27)		0.99	(0.11)	1.31	0.75	(0.29)

(0.14)		(0.31)	(0.30)	(0.32)	(0.28)	(0.28)
(0.19)		(0.82)	(0.05)	—	—	—

(0.33)		(1.13)	(0.35)	(0.32)	(0.28)	(0.28)

$12.42		$14.02	$14.16	$14.62	$13.63	$13.16

(9.19%	)[4]	8.02% [5]	(0.78% )	9.70%	5.76%	(2.15% )

$1,041		$1,288	$1,968	$2,320	$3,229	$3,682
1.34%		1.34%	1.34%	1.34%	1.38%	1.35%
1.36%		1.34%	1.34%	1.34%	1.38%	1.35%
1.68%		3.66%	2.16%	2.26%	1.79%	2.13%
1.66%		3.66%	2.16%	2.26%	1.79%	2.13%
32%		91%	57%	81%	102%	67%

Financial highlights
Delaware Wealth Builder Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation was included in total return. If excluded, the impact on the total return would be 0.11% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 0.84%, 0.84%, and 0.87%, respectively.
[8]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 2.65%, 2.76%, and 2.30%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/20[1]				Year ended

(Unaudited)		11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$14.01		$14.15	$14.63	$13.64	$13.16	$13.73
0.14		0.56	0.38	0.39	0.30	0.36
(1.38)		0.50	(0.43)	0.99	0.52	(0.58)

(1.24)		1.06	(0.05)	1.38	0.82	(0.22)

(0.17)		(0.38)	(0.38)	(0.39)	(0.34)	(0.35)
(0.19)		(0.82)	(0.05)	—	—	—

(0.36)		(1.20)	(0.43)	(0.39)	(0.34)	(0.35)

$12.41		$14.01	$14.15	$14.63	$13.64	$13.16

(8.96%	)[4]	8.59% [5]	(0.37% )	10.24%	6.37%	(1.66% )

$117,524		$155,525	$185,720	$201,285	$149,830	$147,133
0.84%		0.84%	0.84%	0.84%	0.88%	0.85%
0.86%		0.84%	0.84%	0.84%	0.88%	0.85%
2.18%		4.16%	2.66%	2.76%	2.29%	2.63%

2.16%		4.16%	2.66%	2.76%	2.29%	2.63%
32%		91%	57%	81%	102%	67%

Notes to financial statements
Delaware Wealth Builder Fund	May 31, 2020 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Wealth Builder Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC), instead of a front-end sales charge, of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2020 and for all open tax years (years ended Nov. 30, 2017–Nov. 30, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund invests include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included

Notes to financial statements

Delaware Wealth Builder Fund

1. Significant Accounting Policies (continued)

on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gain (loss) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2020, the Fund earned $257 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2020, the Fund earned $327 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.83% of the Fund’s average daily net assets from March 27, 2020 through March 31, 2021.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply to expenses paid directly to the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. DMC may permit its affiliates, MIMGL and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2020, the Fund was charged $9,745 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average

Notes to financial statements

Delaware Wealth Builder Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2020, the Fund was charged $20,837 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2020, the Fund was charged $9,206 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2020, DDLP earned $6,888 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2020, DDLP received gross CDSC commissions of $227 and $10,837 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended May 31, 2020 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2020, the Fund engaged in Rule 17a-7 securities sales of $3,527,727, which resulted in net realized gain of $347,235.

* The aggregate contractual waiver period covering this report is from March 27, 2020 through March 31, 2021.

3. Investments

For the six months ended May 31, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$127,390,335
Purchases of US government securities	11,777,197
Sales other than US government securities	171,040,833
Sales of US government securities	16,094,857

At May 31, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$409,618,172

Aggregate unrealized appreciation of investments and derivatives	$21,636,497
Aggregate unrealized depreciation of investments and derivatives	(26,846,032)

Net unrealized depreciation of investments and derivatives	$(5,209,535)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The table below and on the following page summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$249,778,994	$—	$—	$249,778,994
Exchange-Traded Funds	5,057,899	—	—	5,057,899
Limited Partnerships	—	—	7,830,543	7,830,543
Convertible Preferred Stock[1]	4,896,229	4,383,699	—	9,279,928
Corporate Debt	—	89,523,935	—	89,523,935
Leveraged Non-Recourse Security	—	—	1,300	1,300
Municipal Bonds	—	14,487,422	—	14,487,422
Agency, Asset-Backed and Mortgage-Backed Securities	—	4,999,166	—	4,999,166
Loan Agreements	—	454,191	—	454,191
Foreign Debt	—	6,592,066	—	6,592,066
US Treasury Obligations	—	2,803,108	—	2,803,108
Preferred Stock[1]	1,587,609	474,476	—	2,062,085
Short-Term Investments	11,285,810	—	—	11,285,810

Total Value of Securities	$272,606,541	$123,718,063	$7,831,843	$404,156,447

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$14,430	$—	$14,430
Futures Contracts	542	—	—	542
Swap Contract	—	765,998	—	765,998
Liabilities:
Foreign Currency Exchange Contracts	$—	$(17)	$—	$(17)
Futures Contracts	(1,457)	—	—	(1,457)
Swap Contracts	—	(41,845)	—	(41,845)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Total

Convertible Preferred Stock	52.76%	47.24%	100.00%
Preferred Stock	76.99%	23.01%	100.00%

2Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the six months ended May 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Limited Partnerships	Leveraged Non- Recourse Security	Loan Agreements	Total
Ending balance Nov. 30, 2019	$7,830,543	$1,300	$—	$7,831,843
Ending balance May 31, 2020	$7,830,543	$1,300	$—	$7,831,843

When market quotations are not readily available for one or more portfolio securities, the Fund’sNAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for the Fund are as follows:

Assets	Value	Valuation Techniques	Unobservable Inputs
Limited Partnership	$7,830,543	Market cap rate method	Trailing 12 months NOI, adjusted for assets and liabilities; liquidity discount
Leverage
Non-Recourse Security	1,300	Valued by third party	Unadjusted price provided by third party

Total	$7,831,843

A significant change to the inputs may result in a significant change to the valuation.

Notes to financial statements

Delaware Wealth Builder Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/20	Year ended 11/30/19
Shares sold:
Class A	728,746	1,964,437
Class C	148,397	450,690
Class R	14,336	13,428
Institutional Class	610,341	1,688,057

Shares issued upon reinvestment of dividends and distributions:
Class A	454,296	1,666,341
Class C	137,324	744,080
Class R	2,311	11,990
Institutional Class	269,442	1,080,956

	2,365,193	7,619,979

Shares redeemed:
Class A	(2,244,537)	(4,444,226)
Class C	(1,386,892)	(4,072,093)
Class R	(24,740)	(72,569)
Institutional Class	(2,514,048)	(4,791,380)

	(6,170,217)	(13,380,268)

Net decrease	(3,805,024)	(5,760,289)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2020 and year ended Nov. 30, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 5/31/20	4,837	27,339	24,142	8,079	$411,047
Year ended 11/30/19	15,392	61,229	48,707	28,025	1,042,765

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit available was increased to $275,000,000 on May 6, 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of May 31, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Notes to financial statements

Delaware Wealth Builder Fund

6. Derivatives (continued)

During the six months ended May 31, 2020, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies and to fix the US dollar value of a security between trade date and settlement date.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At May 31, 2020, the Fund posted $11,053 in cash as margin for open futures contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended May 31, 2020, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2020, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended May 31, 2020, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended May 31, 2020, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At May 31, 2020, the Fund posted $851,743 in cash collateral for open centrally cleared credit default swap contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” The Fund received $90,000 in cash collateral for open over-the-counter credit default swap contracts, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Wealth Builder Fund

6. Derivatives (continued)

Fair values of derivative instruments as of May 31, 2020 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$14,430	$—	$—	$14,430
Variation margin due from broker on futures contracts*	—	542	—	542
Variation margin due from broker on centrally cleared credit default swap contracts*	—	—	765,998	765,998

Total	$14,430	$542	$765,998	$780,970

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$17	$—	$—	$17
Variation margin due to broker on futures contracts*	—	1,457	—	1,457
Unrealized depreciation on over the counter credit default swap contracts	—	—	41,845	41,845

Total	$17	$1,457	$41,845	$43,319

*Includes cumulative appreciation/depreciation of futures and centrally cleared CDS contracts from the date the contracts were opened through May 31, 2020. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended May 31, 2020 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(51,243)	$—	$—	$(51,243)
Interest rate contracts	—	(82,346)	—	(82,346)
Equity contracts	—	192,881	—	192,881
Credit contracts	—	—	491,548	491,548

Total	$(51,243)	$110,535	$491,548	$550,840

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$10,890	$—	$—	$10,890
Interest rate contracts	—	(218)	—	(218)
Equity contracts	—	(244,863)	—	(244,863)
Credit contracts	—	—	903,744	903,744

Total	$10,890	$(245,081)	$903,744	$669,553

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2020:

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$378,708	$1,044,649
Futures contracts (average notional value)	729,351	1,044,562
CDS contracts (average notional value)*	12,020,927	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or

Notes to financial statements

Delaware Wealth Builder Fund

7. Offsetting (continued)

insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2020, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
The Bank of New York Mellon	$56	$(17)	$39
JPMorgan Chase Bank	14,374	—	14,374

Total	$14,430	$(17)	$14,413

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
The Bank of New York Mellon	$39	$—	$—	$—	$—	$39
JPMorgan Chase
Bank	14,374	—	—	—	—	14,374

Total	$14,413	$—	$—	$—	$—	$14,413

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2020, the Fund had no securities out on loan.

9. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Notes to financial statements

Delaware Wealth Builder Fund

9. Credit and Market Risk (continued)

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2020. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Fund will limit its investments in Real Estate Limited Partnerships to 5% of its total assets at the time of purchase. The unfunded commitment for the limited partnerships totaled $582,748.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities held by the Fund have been identified on the “Schedule of investments.”

Notes to financial statements
Delaware Wealth Builder Fund

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Because it was believed that the Fund was a secured creditor, the Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling the Motors Liquidation Company Avoidance Action Trust sought to recover such amounts arguing that, the Fund was an unsecured creditor and, as an unsecured creditor, the Fund should not have received payment in full. Based on available information related to the litigation and the Fund’s potential exposure, the Fund previously recorded a contingent liability of $901,538 and an asset of $270,461 based on the potential recoveries by the estate that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

The plaintiff and the term loan lenders, which included the Fund, reached an agreement that resolved the disputes. The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.

The contingent liability and other asset were removed in connection with the case being settled, which resulted in the Fund recognizing a gain in the amount of the liability reversed.

12. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

13. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Wealth Builder Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Wealth Builder Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Delaware Funds® by Macquarie privacy practices notice

We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.

Information we may collect and use

We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:

● Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, and your financial history.

● Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.

● Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.

● Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.

How we use your personal information

We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.

We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.

Security of information

Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to

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Delaware Funds® by Macquarie privacy practices notice

maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.

Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

This privacy practices notice is being provided on behalf of the following:

Delaware Capital Management

Delaware Capital Management Advisers, Inc.

Delaware Distributors, Inc.

Delaware Distributors, L.P.

Delaware Funds by Macquarie

  Delaware Enhanced Global Dividend and Income Fund

  Delaware Group® Adviser Funds

  Delaware Group Cash Reserve

  Delaware Group Equity Funds I

  Delaware Group Equity Funds II

  Delaware Group Equity Funds IV

  Delaware Group Equity Funds V

  Delaware Group Foundation Funds

  Delaware Group Global & International Funds

  Delaware Group Government Fund

  Delaware Group Income Funds

  Delaware Group Limited-Term Government Funds

  Delaware Group State Tax-Free Income Trust

  Delaware Group Tax-Free Fund

  Delaware Investments® Colorado Municipal Income Fund, Inc.

  Delaware Investments Dividend and Income Fund, Inc.

  Delaware Investments Minnesota Municipal Income Fund II, Inc.

  Delaware Investments National Municipal Income Fund

  Delaware Pooled® Trust

  Delaware VIP® Trust

  Voyageur Insured Funds

  Voyageur Intermediate Tax Free Funds

  Voyageur Mutual Funds

  Voyageur Mutual Funds II

  Voyageur Mutual Funds III

  Voyageur Tax Free Funds

Delaware Investments Advisers Partner, Inc.

Delaware Investments Distribution Partner, Inc.

Delaware Investments Fund Advisers

Delaware Investments Fund Services Company

Delaware Investments Management Company, LLC

Delaware Management Company

Delaware Management Trust Company

Delaware Service Company, Inc.

Four Corners Capital Management, LLC

Macquarie Absolute Return MBS Fund, LP

Macquarie Absolute Return MBS Fund

Macquarie Alternative Strategies

Macquarie Allegiance Capital, LLC

Macquarie Asset Advisers

Macquarie Emerging Markets Small Cap Fund, LLC

Macquarie Funds Management Hong Kong Limited

Macquarie Global Infrastructure Total Return Fund Inc.

Macquarie Investment Management Advisers

Macquarie Investment Management Austria Kapitalanlage AG

Macquarie Investment Management Business Trust

Macquarie Investment Management Europe Limited

Macquarie Investment Management Europe S.A.

Macquarie Investment Management General Partner, Inc.

Macquarie Investment Management Global Limited

Macquarie Multi-Cap Growth Fund, LP

ii        This page is not part of the semiannual report.

Macquarie Real Estate Absolute Return Partners, Inc.

Macquarie Total Return Fund Inc.

Optimum Fund Trust

Retirement Financial Services, Inc.

Revised February 2020

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Delaware Funds® by Macquarie

Equity funds
US equity funds
● Delaware Equity Income Fund (formerly, First Investors Equity Income Fund)[1]
● Delaware Growth and Income Fund (formerly, First Investors Growth & Income Fund)[1]
● Delaware Growth Equity Fund (formerly, First Investors Select Growth Fund)[1]
● Delaware Mid Cap Value Fund
● Delaware Opportunity Fund (formerly, First Investors Opportunity Fund)[1]
● Delaware Select Growth Fund[2]
● Delaware Small Cap Core Fund[2]
● Delaware Small Cap Growth Fund
● Delaware Small Cap Value Fund
● Delaware Smid Cap Growth Fund
● Delaware Special Situations Fund (formerly, First Investors Special Situations Fund)[1]
● Delaware U.S. Growth Fund
● Delaware Value® Fund

Global / international equity funds
● Delaware Emerging Markets Fund
● Delaware Global Equity Fund (formerly, First Investors Global Fund)[1]
● Delaware International Fund (formerly, First Investors International Fund)[1]
● Delaware International Small Cap Fund
● Delaware International Value Equity Fund

Alternative / specialty funds
● Delaware Covered Call Strategy Fund (formerly, First Investors Covered Call Strategy Fund)[1]
● Delaware Global Real Estate Opportunities Fund[3]
● Delaware Healthcare Fund
● Delaware Hedged U.S. Equity Opportunities Fund (formerly, First Investors Hedged U.S. Equity
Opportunities Fund)[1]
● Delaware Premium Income Fund (formerly, First Investors Premium Income Fund)[1]

Multi-asset funds
● Delaware Global Listed Real Assets Fund (formerly, Delaware REIT Fund)[4]
● Delaware Strategic Allocation Fund (formerly, Delaware Foundation ® Moderate
Allocation Fund)
● Delaware Total Return Fund (formerly, First Investors Total Return Fund)[1]
● Delaware Wealth Builder Fund

1On April 6, 2019, Foresters Investment Management Company, Inc. (FIMCO), the investment adviser to the First Investors Funds, entered into an agreement with Macquarie Management Holdings, Inc. (MMHI), a leading global investment management company, whereby MMHI, on behalf of its affiliate Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (Macquarie), would acquire FIMCO’s asset management business (the “Transaction”). In connection with the Transaction, the Board of Trustees of the First Investors Trusts approved, pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the transfer of all assets and liabilities of each First Investors Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) in the Delaware Funds® by Macquarie family of funds (each, a “Reorganization” and together, the “Reorganizations”). Following the requisite approval of each Reorganization from shareholders of each First Investors Fund, each Acquiring Fund is managed by DMC and each Acquiring Fund has the same or substantially the same investment objective and the same or similar principal investment strategies and principal risks as the corresponding First Investors Fund. The Transaction closed on Oct. 4, 2019 (the “Closing Date”). Information, including without limitation historical holdings and performance information, relating to the Acquiring Funds for periods prior to the Closing Date has been provided by FIMCO and is attributable to the Acquired Funds.

Carefully consider a Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in each Fund’s prospectus and, if available, its summary prospectus. A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Investing involves risk, including the possible loss of principal.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

iv        This page is not part of the semiannual report.

Fixed income funds
Taxable fixed income funds
● Delaware Corporate Bond Fund
● Delaware Diversified Income Fund
● Delaware Emerging Markets Debt Corporate Fund
(formerly, Delaware Emerging Markets Debt Fund)
● Delaware Extended Duration Bond Fund
● Delaware Floating Rate Fund
● Delaware Floating Rate II Fund
(formerly, First Investors Floating Rate Fund)[1]
● Delaware Fund for Income
(formerly, First Investors Fund For Income)[1]
● Delaware Government Cash Management Fund
(formerly, First Investors Government Cash Management Fund)[1,5]
● Delaware High-Yield Opportunities Fund
● Delaware International Opportunities Bond Fund
(formerly, First Investors International Opportunities Bond Fund)[1]
● Delaware Investment Grade Fund
(formerly, First Investors Investment Grade Fund)[1]
● Delaware Investments Ultrashort Fund
● Delaware Limited Duration Bond Fund
(formerly, First Investors Limited Duration Bond Fund)[1]
● Delaware Limited-Term Diversified Income Fund
● Delaware Strategic Income Fund
● Delaware Strategic Income II Fund
(formerly, First Investors Strategic Income Fund)[1]

Municipal fixed income funds
● Delaware Minnesota High-Yield Municipal Bond Fund
● Delaware National High-Yield Municipal Bond Fund
● Delaware Tax-Exempt Income Fund
(formerly, First Investors Tax Exempt Income Fund)[1]
● Delaware Tax-Exempt Opportunities Fund
(formerly, First Investors Tax Exempt
Opportunities Fund)[1]
● Delaware Tax-Free Arizona Fund
● Delaware Tax-Free California Fund
● Delaware Tax-Free California II Fund
(formerly, First Investors California Tax Exempt Fund)[1]
● Delaware Tax-Free Colorado Fund
● Delaware Tax-Free Idaho Fund
● Delaware Tax-Free Minnesota Fund
● Delaware Tax-Free Minnesota Intermediate Fund
● Delaware Tax-Free New Jersey Fund
(formerly, First Investors New Jersey Tax Exempt Fund)[1]
● Delaware Tax-Free New York Fund
● Delaware Tax-Free New York II Fund
(formerly, First Investors New York Tax Exempt Fund)[1]
● Delaware Tax-Free Oregon Fund
(formerly, First Investors Oregon Tax Exempt Fund)[1]
● Delaware Tax-Free Pennsylvania Fund
● Delaware Tax-Free USA Fund
● Delaware Tax-Free USA Intermediate Fund

2Closed to certain new investors.

3On June 10, 2020, the Board of Trustees approved a proposal to liquidate and dissolve Delaware Global Real Estate Opportunities Fund (“Fund”) and to appoint a new portfolio manager. The liquidation and dissolution are expected to take effect on or about Aug. 13, 2020. The Fund closed to new investors on June 19, 2020. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until five (5) days before the liquidation date. Until the liquidation, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware Funds by Macquarie fund. If a shareholder does not opt to exchange his or her shares prior to the liquidation, the shareholder will be paid a liquidating distribution by the Fund.

4Effective Aug. 20, 2019, the Fund’s name, investment objectives, and portfolio managers changed. The new portfolio managers intend to reposition the Fund’s investment portfolio in accordance with its current investment process. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

5On May 20, 2020, the Board of Trustees unanimously voted and approved a proposal to liquidate and dissolve Delaware Government Cash Management Fund (“Fund”). The liquidation and dissolution are expected to take effect on or about Sept. 25, 2020. The Fund closed to new investors and all sales efforts ceased as of the close of business on Thursday, July 2, 2020. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until close of business Wednesday, Sept. 23, 2020. Until the liquidation, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware Funds by Macquarie fund. Any exchange would be made at the current net asset value of the Fund and the selected Delaware Fund. The Fund’s shareholders would not incur front-end or contingent deferred sales charges upon these exchanges as the funds do not typically carry loads or sales charges.

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Caring for your portfolio

Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.

If you decide to make some changes, check out the convenient options provided by Macquarie Investment Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.

Most importantly, you may generally exchange all or part of your shares in one Delaware Funds® by Macquarie mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).

Choose the investment method suitable for you

After you’ve evaluated your overall investments, you have choices about how to implement any changes:

1.	Move assets all at once at any time.

2.

Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware fund for those in another Delaware fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.

3.

Use our automatic investing plan for future investments in different vehicles. To allocate your future investments differently, the Macquarie Investment Management automatic investing plan allows you to make regular monthly or quarterly investments directly from your checking account.

Important notes about exchanging or redeeming shares

For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at delawarefunds.com/literature.

If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.

When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.

You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.

We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

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Contact information

Shareholder assistance by phone

800 523-1918, weekdays from 8:30am to

6:00pm Eastern time

For securities dealers and financial

institutions representatives only

800 362-7500

Regular mail

P.O. Box 9876

Providence, RI 02940-8076

Overnight courier service

4400 Computer Drive

Westborough, MA 01581-1722

Macquarie Investment Management • 2005 Market Street • Philadelphia, PA 19103-7094

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than MBL, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

(1228303)

x	This page is not part of the semiannual report.	SA-129 22617 [7/20]

Semiannual report

US equity mutual fund

Delaware Small Cap Core Fund

May 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Core Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2019 to May 31, 2020 (Unaudited)

The investment objective of the Fund is to seek long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2019 to May 31, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2019 to May 31, 2020 (Unaudited)

Delaware Small Cap Core Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Annualized Expense Ratio	Expenses Paid During Period 12/1/19 to 5/31/20*

Actual Fund return†
Class A	$1,000.00	$875.60	1.09%	$5.11
Class C	1,000.00	872.20	1.84%	8.61
Class R	1,000.00	874.60	1.34%	6.28
Institutional Class	1,000.00	877.10	0.84%	3.94
Class R6	1,000.00	877.50	0.71%	3.33
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.55	1.09%	$5.50
Class C	1,000.00	1,015.80	1.84%	9.27
Class R	1,000.00	1,018.30	1.34%	6.76
Institutional Class	1,000.00	1,020.80	0.84%	4.24
Class R6	1,000.00	1,021.45	0.71%	3.59

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation and top 10

equity holdings

Delaware Small Cap Core Fund	As of May 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	97.95%
Basic Materials	8.07%
Business Services	4.81%
Capital Goods	10.26%
Communications Services	0.57%
Consumer Discretionary	3.11%
Consumer Services	1.95%
Consumer Staples	2.04%
Credit Cyclicals	1.89%
Energy	0.21%
Financials	15.01%
Healthcare	20.59%
Information Technology	15.84%
Media	0.37%
Real Estate Investment Trusts	6.67%
Transportation	1.49%
Utilities	5.07%
Short-Term Investments	2.46%
Total Value of Securities	100.41%
Liabilities Net of Receivables and Other Assets	(0.41%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Repligen	1.81%
Quidel	1.63%
Natera	1.61%
South Jersey Industries	1.56%
Ultragenyx Pharmaceutical	1.53%
Spire	1.51%
Teladoc Health	1.48%
Boise Cascade	1.41%
J2 Global	1.34%
Merit Medical Systems	1.32%

3

Schedule of investments
Delaware Small Cap Core Fund	May 31, 2020 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.95%

Basic Materials – 8.07%
Balchem	407,474	$41,012,258
Boise Cascade	1,953,570	66,479,987
Coeur Mining †	2,596,225	14,928,294
Ferro †	1,933,781	23,244,048
Kaiser Aluminum	634,978	45,559,671
Minerals Technologies	1,192,497	58,802,027
Neenah	959,615	48,518,134
Quaker Chemical	262,442	44,838,216
Worthington Industries	1,222,198	36,568,164

		379,950,799

Business Services – 4.81%
ABM Industries	1,364,086	41,918,363
ASGN †	844,688	52,024,334
BrightView Holdings †	2,058,889	28,186,190
Casella Waste Systems Class A †	694,895	35,404,900
Mobile Mini	1,152,454	36,924,626
US Ecology	956,637	32,209,968

		226,668,381

Capital Goods – 10.26%
Applied Industrial Technologies	930,572	53,973,176
Barnes Group	607,419	22,948,290
Belden	885,305	30,135,782
Columbus McKinnon	1,293,428	39,333,145
ESCO Technologies	427,172	35,288,679
Federal Signal	1,917,776	55,883,993
Kadant	443,643	42,957,952
KBR	1,183,521	27,753,567
MasTec †	883,690	34,596,463
MYR Group †	1,265,705	36,464,961
Rexnord	1,579,177	47,533,228
Tetra Tech	716,182	56,506,760

		483,375,996

Communications Services – 0.57%
ATN International	453,317	26,927,030

		26,927,030

Consumer Discretionary – 3.11%
American Eagle Outfitters	1,786,808	16,367,161
BJ’s Wholesale Club Holdings †	968,881	34,879,716
Five Below †	155,910	16,315,981

4

	Number of shares	Value (US $)

Common Stock (continued)
Consumer Discretionary (continued)
Malibu Boats Class A †	736,341	$34,703,751
Steven Madden	1,885,372	44,343,949

		146,610,558

Consumer Services – 1.95%
Chuy’s Holdings †	558,832	8,935,724
Jack in the Box	290,716	19,483,786
Texas Roadhouse	454,781	23,580,395
Wendy’s	1,866,530	39,682,428

		91,682,333

Consumer Staples – 2.04%
J&J Snack Foods	290,983	37,429,143
Prestige Consumer Healthcare †	1,384,433	58,423,073

		95,852,216

Credit Cyclicals – 1.89%
Dana	370,020	4,677,053
KB Home	1,241,216	41,059,425
Taylor Morrison Home †	2,011,331	38,879,028
Tenneco Class A †	630,171	4,259,956

		88,875,462

Energy – 0.21%
Patterson-UTI Energy	202,724	748,052
PDC Energy †	748,304	9,114,343

		9,862,395

Financials – 15.01%
American Equity Investment Life Holding	1,480,565	32,113,455
Bryn Mawr Bank	640,603	17,789,545
CenterState Bank	2,162,873	34,173,393
City Holding	449,772	28,290,659
Essent Group	1,311,323	43,339,225
First Bancorp	1,009,935	25,672,548
First Financial Bancorp	1,931,992	25,676,174
First Interstate BancSystem Class A	1,078,259	33,695,594
Great Western Bancorp	985,280	14,030,387
Hamilton Lane Class A	513,535	37,575,356
Independent Bank	594,988	41,333,816
Independent Bank Group	674,030	25,532,256
Kemper	257,406	16,319,540
NMI Holdings Class A †	888,758	13,655,767
Old National Bancorp	2,786,999	37,875,316
Pacific Premier Bancorp	828,456	17,911,219
Primerica	119,341	13,561,911

5

Schedules of investments

Delaware Small Cap Core Fund

	Number of shares	Value (US $)

Common Stock (continued)
Financials (continued)
RLI	280,388	$22,139,436
Selective Insurance Group	768,263	40,295,394
Stifel Financial	932,376	44,483,659
Umpqua Holdings	2,326,888	26,503,254
United Community Banks	1,486,455	29,060,195
Valley National Bancorp	3,858,736	30,792,713
WesBanco	1,281,111	27,441,398
WSFS Financial	1,001,838	27,720,857

		706,983,067

Healthcare – 20.59%
Adamas Pharmaceuticals †	190,712	526,365
Agios Pharmaceuticals †	858,221	44,404,355
ChemoCentryx †	347,756	21,696,497
CONMED	579,463	42,538,379
CryoLife †	1,497,292	34,033,447
Intercept Pharmaceuticals †	532,618	38,486,977
Ligand Pharmaceuticals †	543,805	55,234,274
Merit Medical Systems †	1,384,036	62,267,780
Natera †	1,731,230	75,914,436
NuVasive †	814,732	49,372,759
PTC Therapeutics †	672,842	34,119,818
Quidel †	439,694	76,946,450
Repligen †	652,569	85,466,962
Retrophin †	2,743,460	43,031,170
Shockwave Medical †	287,411	12,648,958
Spectrum Pharmaceuticals †	2,523,786	7,419,931
Supernus Pharmaceuticals †	1,364,868	32,920,616
Tabula Rasa HealthCare †	919,848	49,147,479
Teladoc Health †	400,545	69,718,863
Ultragenyx Pharmaceutical †	1,050,975	71,949,749
Vanda Pharmaceuticals †	2,580,920	30,248,382
Wright Medical Group †	1,073,184	31,712,587

		969,806,234

Information Technology – 15.84%
Anixter International †	200,287	19,169,469
Bandwidth Class A †	152,296	16,882,012
Blackbaud	289,381	16,960,620
Box Class A †	745,199	14,889,076
Brooks Automation	1,220,269	48,774,152
Chegg †	740,632	45,237,803
ExlService Holdings †	802,147	49,067,332

6

	Number of shares	Value (US $)

Common Stock (continued)
Information Technology (continued)
II-VI †	1,101,200	$52,340,036
J2 Global	803,115	62,883,905
LendingTree †	58,238	15,143,045
MACOM Technology Solutions Holdings †	304,457	9,666,510
MaxLinear †	2,019,446	34,976,805
Mimecast †	670,724	28,022,849
NETGEAR †	912,183	23,470,469
Paylocity Holding †	91,091	11,842,285
Plantronics	363,324	4,734,112
Q2 Holdings †	745,971	61,632,124
Rapid7 †	1,267,376	61,962,013
Semtech †	1,133,269	60,267,245
Silicon Laboratories †	438,317	41,052,770
WNS Holdings ADR †	861,456	41,642,783
Yelp †	1,170,791	25,452,996

		746,070,411

Media – 0.37%
Nexstar Media Group Class A	208,059	17,333,395

		17,333,395

Real Estate Investment Trusts – 6.67%
American Assets Trust	967,035	25,307,306
Armada Hoffler Properties	2,124,524	18,313,397
Cousins Properties	542,777	16,891,220
EastGroup Properties	429,570	49,937,513
First Industrial Realty Trust	1,480,279	56,072,969
Kite Realty Group Trust	1,979,900	19,205,030
Lexington Realty Trust	3,060,100	29,744,172
Mack-Cali Realty	840,280	12,780,659
National Storage Affiliates Trust	150,168	4,506,542
Pebblebrook Hotel Trust	1,277,078	17,444,885
Physicians Realty Trust	2,789,492	48,174,527
RPT Realty	2,697,100	15,562,267

		313,940,487

Transportation – 1.49%
Hub Group Class A †	794,152	37,142,489
Werner Enterprises	717,451	33,160,585

		70,303,074

Utilities – 5.07%
Black Hills	534,964	33,012,628
NorthWestern	1,018,579	61,236,969
South Jersey Industries	2,590,932	73,478,832

7

Schedules of investments

Delaware Small Cap Core Fund

	Number of shares	Value (US $)

Common Stock (continued)
Utilities (continued)
Spire	976,772	$71,226,214

		238,954,643

Total Common Stock (cost $4,690,898,851)		4,613,196,481

Short-Term Investments – 2.46%
Money Market Mutual Funds – 2.46%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.11%)	23,197,890	23,197,890
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.08%)	23,197,890	23,197,890
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.16%)	23,197,890	23,197,890
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.07%)	23,197,890	23,197,890
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.05%)	23,197,890	23,197,890

Total Short-Term Investments (cost $115,989,450)		115,989,450

Total Value of Securities – 100.41% (cost $4,806,888,301)		$4,729,185,931

†	Non-income producing security.

Summary of Abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities

Delaware Small Cap Core Fund	May 31, 2020 (Unaudited)

Assets:
Investments, at value[1]	$ 4,729,185,931
Receivable for fund shares sold	15,251,443
Receivable for securities sold	5,353,057
Dividends and interest receivable	2,984,523

Total assets	4,752,774,954

Liabilities:
Payable for securities purchased	30,559,858
Payable for fund shares redeemed	8,487,528
Investment management fees payable to affiliates	2,408,603
Other accrued expenses	1,135,016
Distribution fees payable to affiliates	140,594
Dividend disbursing and transfer agent fees and expenses payable to affiliates	36,499
Trustees’ fees and expenses payable to affiliates	16,102
Accounting and administration expenses payable to affiliates	13,385
Legal fees payable to affiliates	8,000
Total liabilities	42,805,585

Total Net Assets	$ 4,709,969,369

Net Assets Consist of:
Paid-in capital	$ 5,024,413,941
Total distributable earnings (loss)	(314,444,572)

Total Net Assets	$ 4,709,969,369

9

Statement of assets and liabilities

Delaware Small Cap Core Fund

Net Asset Value
Class A:
Net assets	$228,036,039
Shares of beneficial interest outstanding, unlimited authorization, no par	11,427,580
Net asset value per share	$19.95
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$21.17

Class C:
Net assets	$105,200,101
Shares of beneficial interest outstanding, unlimited authorization, no par	6,037,647
Net asset value per share	$17.42

Class R:
Net assets	$22,642,691
Shares of beneficial interest outstanding, unlimited authorization, no par	1,179,491
Net asset value per share	$19.20

Institutional Class:
Net assets	$3,664,609,907
Shares of beneficial interest outstanding, unlimited authorization, no par	179,051,405
Net asset value per share	$20.47

Class R6:
Net assets	$689,480,631
Shares of beneficial interest outstanding, unlimited authorization, no par	33,654,746
Net asset value per share	$20.49

[1] Investments, at cost	$4,806,888,301

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Small Cap Core Fund	Six months ended May 31, 2020 (Unaudited)

Investment Income:
Dividends	$25,256,681
Expenses:
Management fees	14,706,982
Dividend disbursing and transfer agent fees and expenses	2,921,823
Distribution expenses – Class A	303,753
Distribution expenses – Class C	591,868
Distribution expenses – Class R	59,919
Accounting and administration expenses	369,420
Reports and statements to shareholders expenses	234,878
Registration fees	153,471
Legal fees	119,138
Trustees’ fees and expenses	118,471
Custodian fees	68,074
Audit and tax fees	17,994
Other	56,808

19,722,599
Less expenses paid indirectly	(12,074)

Total operating expenses	19,710,525

Net Investment Income	5,546,156

Net Realized and Unrealized Loss:
Net realized loss on investments	(204,514,094)
Net change in unrealized appreciation (depreciation) of investments	(375,738,349)

Net Realized and Unrealized Loss	(580,252,443)

Net Decrease in Net Assets Resulting from Operations	$(574,706,287)

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets

Delaware Small Cap Core Fund

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19

Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,546,156	$16,668,907
Net realized gain (loss)	(204,514,094)	59,919,437
Net change in unrealized appreciation (depreciation)	(375,738,349)	298,900,482

Net increase (decrease) in net assets resulting from operations	(574,706,287)	375,488,826

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,024,974)	(23,201,283)
Class C	(2,606,845)	(15,155,451)
Class R	(469,815)	(2,408,871)
Institutional Class	(78,648,542)	(284,199,890)
Class R6	(14,406,900)	(35,356,232)

	(101,157,076)	(360,321,727)

Capital Share Transactions:
Proceeds from shares sold:
Class A	38,299,417	75,268,971
Class C	5,706,861	12,865,967
Class R	2,508,331	5,369,377
Institutional Class	940,820,700	1,456,229,567
Class R6	179,151,295	321,865,935

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,847,156	22,970,955
Class C	2,578,578	15,002,741
Class R	469,671	2,408,397
Institutional Class	63,748,709	234,609,635
Class R6	10,060,122	33,313,487

	1,248,190,840	2,179,905,032

12

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(55,618,638)	$(103,447,595)
Class C	(21,995,602)	(49,231,885)
Class R	(4,033,521)	(7,898,063)
Institutional Class	(712,889,569)	(1,255,551,504)
Class R6	(81,049,923)	(115,555,694)

	(875,587,253)	(1,531,684,741)

Increase in net assets derived from capital share transactions	372,603,587	648,220,291

Net Increase (Decrease) in Net Assets	(303,259,776)	663,387,390

Net Assets:
Beginning of period	5,013,229,145	4,349,841,755

End of period	$4,709,969,369	$5,013,229,145

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period.

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 5/31/20[1]	Year ended
(Unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$23.20	$23.91	$25.74	$22.23	$20.32	$20.43

— [3]	0.03	0.05	(0.03)	(0.02)	(0.04)
(2.83)	1.25	0.04	3.78	2.52	1.01

(2.83)	1.28	0.09	3.75	2.50	0.97

(0.04)	(0.02)	—	—	—	—
(0.38)	(1.97)	(1.92)	(0.24)	(0.59)	(1.08)

(0.42)	(1.99)	(1.92)	(0.24)	(0.59)	(1.08)

$19.95	$23.20	$23.91	$25.74	$22.23	$20.32

(12.44% )	7.79%	0.44%	17.02%	12.86%	4.86%

$228,036	$279,872	$288,721	$324,710	$358,054	$266,427
1.09%	1.10%	1.12%	1.18%	1.24%	1.28%
0.02%	0.15%	0.19%	(0.12% )	(0.09% )	(0.22% )
18%	34%	38%	54%	43%	38%

15

Financial highlights

Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets.
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/20[1]	Year ended
(Unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$20.35	$21.38	$23.38	$20.36	$18.80	$19.11

(0.07)	(0.11)	(0.13)	(0.19)	(0.15)	(0.18)
(2.48)	1.05	0.05	3.45	2.30	0.95

(2.55)	0.94	(0.08)	3.26	2.15	0.77

(0.38)	(1.97)	(1.92)	(0.24)	(0.59)	(1.08)

(0.38)	(1.97)	(1.92)	(0.24)	(0.59)	(1.08)

$17.42	$20.35	$21.38	$23.38	$20.36	$18.80

(12.78% )	6.99%	(0.31% )	16.17%	12.01%	4.11%

$105,200	$139,808	$168,400	$154,837	$126,787	$99,019
1.84%	1.85%	1.87%	1.93%	1.99%	2.03%
(0.73% )	(0.60% )	(0.56% )	(0.87% )	(0.84% )	(0.97% )
18%	34%	38%	54%	43%	38%

17

Financial highlights

Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets.
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/20[1]	Year ended
(Unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$22.33	$23.12	$25.01	$21.66	$19.86	$20.04

(0.02)	(0.02)	(0.02)	(0.08)	(0.06)	(0.09)
(2.73)	1.20	0.05	3.67	2.45	0.99

(2.75)	1.18	0.03	3.59	2.39	0.90

(0.38)	(1.97)	(1.92)	(0.24)	(0.59)	(1.08)

(0.38)	(1.97)	(1.92)	(0.24)	(0.59)	(1.08)

$19.20	$22.33	$23.12	$25.01	$21.66	$19.86

(12.54% )	7.55%	0.19%	16.73%	12.60%	4.60%

$22,643	$27,631	$28,138	$33,112	$31,416	$28,178
1.34%	1.35%	1.37%	1.43%	1.49%	1.53%
(0.23% )	(0.10% )	(0.06% )	(0.37% )	(0.34% )	(0.47% )
18%	34%	38%	54%	43%	38%

19

Financial highlights

Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/20[1]	Year ended
(Unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$23.81	$24.50	$26.29	$22.66	$20.65	$20.69

0.03	0.09	0.11	0.03	0.03	0.01
(2.89)	1.28	0.05	3.86	2.57	1.03

(2.86)	1.37	0.16	3.89	2.60	1.04

(0.10)	(0.09)	(0.03)	(0.02)	—	—
(0.38)	(1.97)	(1.92)	(0.24)	(0.59)	(1.08)

(0.48)	(2.06)	(1.95)	(0.26)	(0.59)	(1.08)

$20.47	$23.81	$24.50	$26.29	$22.66	$20.65

(12.29% )	8.06%	0.69%	17.31%	13.15%	5.15%

$3,664,610	$3,888,603	$3,451,251	$2,275,563	$1,271,533	$620,220
0.84%	0.85%	0.87%	0.93%	0.99%	1.03%
0.27%	0.40%	0.44%	0.13%	0.16%	0.03%
18%	34%	38%	54%	43%	38%

21

Financial highlights

Delaware Small Cap Core Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/20[1] (Unaudited)	Year ended			5/2/16[2] to 11/30/16
	11/30/19	11/30/18	11/30/17

$23.85	$24.54	$26.32	$22.68	$19.09

0.04	0.12	0.15	0.06	0.03
(2.90)	1.28	0.05	3.86	3.56

(2.86)	1.40	0.20	3.92	3.59

(0.12)	(0.12)	(0.06)	(0.04)	—
(0.38)	(1.97)	(1.92)	(0.24)	—

(0.50)	(2.09)	(1.98)	(0.28)	—

$20.49	$23.85	$24.54	$26.32	$22.68

(12.25% )	8.20%	0.86%	17.45%	18.81%

$689,480	$677,315	$413,332	$49,594	$2
0.71%	0.72%	0.74%	0.79%	0.82%
0.40%	0.53%	0.57%	0.27%	0.29%
18%	34%	38%	54%	43%	[6]

23

Notes to financial statements
Delaware Small Cap Core Fund	May 31, 2020 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely- than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2020 and for all open tax years

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(years ended Nov. 30, 2017–Nov. 30, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2020, the Fund earned $11,076 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2020, the Fund earned $998 under this arrangement.

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Notes to financial statements

Delaware Small Cap Core Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub- Advisors”), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2020, the Fund was charged $79,847 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2020, the Fund was charged $194,140 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A shares, Class C shares, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that

26

provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2020, the Fund was charged $64,340 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2020, DDLP earned $12,294 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2020, DDLP received gross CDSC commissions of $184 and $3,740 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended May 31, 2020 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2020, the Fund engaged in Rule 17a-7 securities sales of $1,137,710, which resulted in a net realized gain of $447,958. The Fund did not engage in Rule 17a-7 securities purchases for the six months ended May 31, 2020.

3. Investments

For the six months ended May 31, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,092,509,024
Sales	801,605,132

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Notes to financial statements

Delaware Small Cap Core Fund

3. Investments (continued)

At May 31, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2020, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$4,806,888,301

Aggregate unrealized appreciation of investments	$551,593,458
Aggregate unrealized depreciation of investments	(629,295,828)

Net unrealized depreciation of investments	$(77,702,370)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2020:

Level 1
Securities
Assets:
Common Stock	$4,613,196,481
Short-Term Investments	115,989,450

Total Value of Securities	$4,729,185,931

During the six months ended May 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended May 31, 2020, there were no Level 3 investments.

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Notes to financial statements

Delaware Small Cap Core Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	04/30/20	11/30/19
Shares sold:
Class A	1,926,761	3,525,026
Class C	314,892	698,490
Class R	125,543	259,057
Institutional Class	49,221,232	67,539,219
Class R6	8,995,113	14,982,914

Shares issued upon reinvestment of dividends and distributions:
Class A	209,290	1,278,296
Class C	127,086	945,352
Class R	21,062	138,973
Institutional Class	2,686,418	12,750,523
Class R6	423,763	1,809,532

	64,051,160	103,927,382

Shares redeemed:
Class A	(2,770,686)	(4,815,693)
Class C	(1,274,784)	(2,650,192)
Class R	(204,709)	(377,314)
Institutional Class	(36,151,172)	(57,842,998)
Class R6	(4,165,469)	(5,236,194)

	(44,566,820)	(70,922,391)

Net increase	19,484,340	33,004,991

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the above and on the “Statements of changes in net assets.” For the six months ended May 31, 2020 and the year ended Nov. 30, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions

			Institutional			Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value

Six months ended 5/31/20	5,622	19,234	10,818	—	2,628	20,479	9,654	$711,283
Year ended 11/30/19	28,993	16,061	1,919,173	153,502	1,548	194,245	1,916,718	49,384,010

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5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit available was increased to $275,000,000 on May 6, 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of May 31, 2020, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of

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Notes to financial statements

Delaware Small Cap Core Fund

6. Securities Lending (continued)

deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2020, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2020. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale

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pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2020, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no material events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)

Delaware Small Cap Core Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

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About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Stonebrook Capital	Philadelphia, PA
Management, LLC
Jersey City, NJ

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Delaware Funds® by Macquarie privacy practices notice

We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.

Information we may collect and use

We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:

●  Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, and your financial history.

●  Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.

●  Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.

●  Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.

How we use your personal information

We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.

We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.

Security of information

Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to

i    This page is not part of the semiannual report.

maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.

Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

This privacy practices notice is being provided on behalf of the following:

Delaware Capital Management

Delaware Capital Management Advisers, Inc.

Delaware Distributors, Inc.

Delaware Distributors, L.P.

Delaware Funds® by Macquarie

Delaware Enhanced Global Dividend and Income Fund

Delaware Group® Adviser Funds

Delaware Group Cash Reserve

Delaware Group Equity Funds I

Delaware Group Equity Funds II

Delaware Group Equity Funds IV

Delaware Group Equity Funds V

Delaware Group Foundation Funds

Delaware Group Global & International Funds

Delaware Group Government Fund

Delaware Group Income Funds

Delaware Group Limited-Term Government Funds

Delaware Group State Tax-Free Income Trust

Delaware Group Tax-Free Fund

Delaware Investments® Colorado Municipal Income Fund, Inc.

Delaware Investments Dividend and Income Fund, Inc.

Delaware Investments Minnesota Municipal Income Fund II, Inc.

Delaware Investments National Municipal Income Fund

Delaware Pooled® Trust

Delaware VIP® Trust

Voyageur Insured Funds

Voyageur Intermediate Tax Free Funds

Voyageur Mutual Funds

Voyageur Mutual Funds II

Voyageur Mutual Funds III

Voyageur Tax Free Funds

Delaware Investments Advisers Partner, Inc.

Delaware Investments Distribution Partner, Inc.

Delaware Investments Fund Advisers

Delaware Investments Fund Services Company

Delaware Investments Management Company, LLC

Delaware Management Company

Delaware Management Trust Company

Delaware Service Company, Inc.

Four Corners Capital Management, LLC

Macquarie Absolute Return MBS Fund, LP

Macquarie Absolute Return MBS Fund

Macquarie Alternative Strategies

Macquarie Allegiance Capital, LLC

Macquarie Asset Advisers

Macquarie Emerging Markets Small Cap Fund, LLC

Macquarie Funds Management Hong Kong Limited

Macquarie Global Infrastructure Total Return Fund Inc.

Macquarie Investment Management Advisers

Macquarie Investment Management Austria

Kapitalanlage AG

Macquarie Investment Management Business Trust

Macquarie Investment Management Europe Limited

Macquarie Investment Management Europe S.A.

Macquarie Investment Management General Partner, Inc.

Macquarie Investment Management Global Limited

Macquarie Multi-Cap Growth Fund, LP

This page is not part of the semiannual report.    ii

Delaware Funds® by Macquarie privacy practices notice

Macquarie Real Estate Absolute Return Partners, Inc.

Macquarie Total Return Fund Inc. Optimum Fund Trust

Retirement Financial Services, Inc.

Revised February 2020

iii    This page is not part of the semiannual report.

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Delaware Funds® by Macquarie

Equity funds

US equity funds

•	Delaware Equity Income Fund

(formerly, First Investors Equity Income Fund)1

•	Delaware Growth and Income Fund

(formerly, First Investors Growth & Income Fund)1

•	Delaware Growth Equity Fund

(formerly, First Investors Select Growth Fund)1

•	Delaware Mid Cap Value Fund
•	Delaware Opportunity Fund

(formerly, First Investors Opportunity Fund)1

•	Delaware Select Growth Fund[2]
•	Delaware Small Cap Core Fund[2]
•	Delaware Small Cap Growth Fund
•	Delaware Small Cap Value Fund
•	Delaware Smid Cap Growth Fund
•	Delaware Special Situations Fund

(formerly, First Investors Special Situations Fund)1

•	Delaware U.S. Growth Fund
•	Delaware Value® Fund

Global / international equity funds

•	Delaware Emerging Markets Fund
•	Delaware Global Equity Fund

(formerly, First Investors Global Fund)1

•	Delaware International Fund

(formerly, First Investors International Fund)1

•	Delaware International Small Cap Fund
•	Delaware International Value Equity Fund

Alternative / specialty funds

•	Delaware Covered Call Strategy Fund

(formerly, First Investors Covered Call Strategy Fund)1

•	Delaware Global Real Estate Opportunities Fund[3]
•	Delaware Healthcare Fund
•	Delaware Hedged U.S. Equity Opportunities Fund

(formerly, First Investors Hedged U.S. Equity Opportunities Fund)1

•	Delaware Premium Income Fund

(formerly, First Investors Premium Income Fund)1

Multi-asset funds

•	Delaware Global Listed Real Assets Fund

(formerly, Delaware REIT Fund)4

•	Delaware Strategic Allocation Fund

(formerly, Delaware Foundation® Moderate Allocation Fund)

•	Delaware Total Return Fund

(formerly, First Investors Total Return Fund)1

•	Delaware Wealth Builder Fund

1 On April 6, 2019, Foresters Investment Management Company, Inc. (FIMCO), the investment adviser to the First Investors Funds, entered into an agreement with Macquarie Management Holdings, Inc. (MMHI), a leading global investment management company, whereby MMHI, on behalf of its affiliate Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (Macquarie), would acquire FIMCO’s asset management business (the “Transaction”). In connection with the Transaction, the Board of Trustees of the First Investors Trusts approved, pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the transfer of all assets and liabilities of each First Investors Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) in the Delaware Funds® by Macquarie family of funds (each, a “Reorganization” and together, the “Reorganizations”). Following the requisite approval of each Reorganization from shareholders of each First Investors Fund, each Acquiring Fund is managed by DMC and each Acquiring Fund has the same or substantially the same investment objective and the same or similar principal investment strategies and principal risks as the corresponding First Investors Fund. The Transaction closed on Oct. 4, 2019 (the “Closing Date”). Information, including without limitation historical holdings and performance information, relating to the Acquiring Funds for periods prior to the Closing Date has been provided by FIMCO and is attributable to the Acquired Funds.

Carefully consider a Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in each Fund’s prospectus and, if available, its summary prospectus. A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Investing involves risk, including the possible loss of principal.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

v    This page is not part of the semiannual report.

Fixed income funds

Taxable fixed income funds

•	Delaware Corporate Bond Fund
•	Delaware Diversified Income Fund
•	Delaware Emerging Markets Debt Corporate Fund

(formerly, Delaware Emerging Markets Debt Fund)

•	Delaware Extended Duration Bond Fund
•	Delaware Floating Rate Fund
•	Delaware Floating Rate II Fund

(formerly, First Investors Floating Rate Fund)1

•	Delaware Fund for Income

(formerly, First Investors Fund For Income)1

•	Delaware Government Cash Management Fund

(formerly, First Investors Government Cash Management Fund)1,5

•	Delaware High-Yield Opportunities Fund
•	Delaware International Opportunities Bond Fund

(formerly, First Investors International Opportunities Bond Fund)1

•	Delaware Investment Grade Fund

(formerly, First Investors Investment Grade Fund)1

•	Delaware Investments Ultrashort Fund
•	Delaware Limited Duration Bond Fund

(formerly, First Investors Limited Duration Bond Fund)1

•	Delaware Limited-Term Diversified Income Fund
•	Delaware Strategic Income Fund
•	Delaware Strategic Income II Fund

(formerly, First Investors Strategic Income Fund)1

Municipal fixed income funds

•	Delaware Minnesota High-Yield Municipal Bond Fund
•	Delaware National High-Yield Municipal Bond Fund
•	Delaware Tax-Exempt Income Fund

(formerly, First Investors Tax Exempt Income Fund)1

•	Delaware Tax-Exempt Opportunities Fund

(formerly, First Investors Tax Exempt Opportunities Fund)1

•	Delaware Tax-Free Arizona Fund
•	Delaware Tax-Free California Fund
•	Delaware Tax-Free California II Fund

(formerly, First Investors California Tax Exempt Fund)1

•	Delaware Tax-Free Colorado Fund
•	Delaware Tax-Free Idaho Fund
•	Delaware Tax-Free Minnesota Fund
•	Delaware Tax-Free Minnesota Intermediate Fund
•	Delaware Tax-Free New Jersey Fund

(formerly, First Investors New Jersey Tax Exempt Fund)1

•	Delaware Tax-Free New York Fund
•	Delaware Tax-Free New York II Fund

(formerly, First Investors New York Tax Exempt Fund)1

•	Delaware Tax-Free Oregon Fund

(formerly, First Investors Oregon Tax Exempt Fund)1

•	Delaware Tax-Free Pennsylvania Fund
•	Delaware Tax-Free USA Fund
•	Delaware Tax-Free USA Intermediate Fund

2Closed to certain new investors.

3On June 10, 2020, the Board of Trustees approved a proposal to liquidate and dissolve Delaware Global Real Estate Opportunities Fund (“Fund”) and to appoint a new portfolio manager. The liquidation and dissolution are expected to take effect on or about Aug. 13, 2020. The Fund closed to new investors on June 19, 2020. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until five (5) days before the liquidation date. Until the liquidation, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware Funds by Macquarie fund. If a shareholder does not opt to exchange his or her shares prior to the liquidation, the shareholder will be paid a liquidating distribution by the Fund.

4Effective Aug. 20, 2019, the Fund’s name, investment objectives, and portfolio managers changed. The new portfolio managers intend to reposition the Fund’s investment portfolio in accordance with its current investment process.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

5On May 20, 2020, the Board of Trustees unanimously voted and approved a proposal to liquidate and dissolve Delaware Government Cash Management Fund (“Fund”). The liquidation and dissolution are expected to take effect on or about Sept. 25, 2020. The Fund closed to new investors and all sales efforts ceased as of the close of business on Thursday, July 2, 2020. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until close of business Wednesday, Sept. 23, 2020. Until the liquidation, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware Funds by Macquarie fund. Any exchange would be made at the current net asset value of the Fund and the selected Delaware Fund. The Fund’s shareholders would not incur front-end or contingent deferred sales charges upon these exchanges as the funds do not typically carry loads or sales charges.

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Caring for your portfolio

Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.

If you decide to make some changes, check out the convenient options provided by Macquarie Investment Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.

Most importantly, you may generally exchange all or part of your shares in one Delaware Funds® by Macquarie mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).

Choose the investment method suitable for you

After you’ve evaluated your overall investments, you have choices about how to implement any changes:

1.	Move assets all at once at any time.

2.

Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware fund for those in another Delaware fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.

3.

Use our automatic investing plan for future investments in different vehicles. To allocate your future investments differently, the Macquarie Investment Management automatic investing plan allows you to make regular monthly or quarterly investments directly from your checking account.

Important notes about exchanging or redeeming shares

For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at delawarefunds.com/literature.

If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.

When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.

You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.

We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

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Contact information

Shareholder assistance by phone

800 523-1918, weekdays from 8:30am to

6:00pm Eastern time

For securities dealers and financial institutions representatives only

800 362-7500

Regular mail

P.O. Box 9876

Providence, RI 02940-8076

Overnight courier service

4400 Computer Drive

Westborough, MA 01581-1722

Macquarie Investment Management ● 2005 Market Street ● Philadelphia, PA 19103-7094

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than MBL, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

(1228257)

xi This page is not part of the semiannual report.	SA-280 22614 [7/20]

Semiannual report

US equity mutual fund

Delaware Small Cap Value Fund

May 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Value Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2019 to May 31, 2020 (Unaudited)

The investment objective of the Fund is to seek capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2019 to May 31, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2019 to May 31, 2020 (Unaudited)

Delaware Small Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Annualized Expense Ratio	Expenses Paid During Period 12/1/19 to 5/31/20*
Actual Fund return†
Class A	$1,000.00	$760.30	1.15%	$5.06
Class C	1,000.00	757.60	1.90%	8.35
Class R	1,000.00	759.40	1.40%	6.16
Institutional Class	1,000.00	761.50	0.90%	3.96
Class R6	1,000.00	762.10	0.72%	3.17

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.15%	$5.81
Class C	1,000.00	1,015.50	1.90%	9.57
Class R	1,000.00	1,018.00	1.40%	7.06
Institutional Class	1,000.00	1,020.50	0.90%	4.55
Class R6	1,000.00	1,021.40	0.72%	3.64

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Value Fund	As of May 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	98.08%
Basic Industry	5.93%
Business Services	0.99%
Capital Spending	8.85%
Consumer Cyclical	4.34%
Consumer Services	6.94%
Consumer Staples	4.10%
Energy	3.06%
Financial Services	27.62%
Healthcare	3.25%
Real Estate Investment Trusts	8.88%
Technology	14.47%
Transportation	4.12%
Utilities	5.53%
Short-Term Investments	2.93%
Total Value of Securities	101.01%
Liabilities Net of Receivables and Other Assets	(1.01%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Financial Services sector consisted of banks, diversified financial services, and insurance. As of May 31, 2020, such amounts, as a percentage of total net assets were 19.59%, 2.54%, and 5.49%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Financial Services sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Value Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	2.76%
ITT	2.39%
Teradyne	2.26%
Berry Global Group	2.22%
MasTec	2.07%
Stifel Financial	1.88%
Werner Enterprises	1.83%
Webster Financial	1.62%
Hanover Insurance Group	1.59%
Selective Insurance Group	1.58%

4

Schedule of investments

Delaware Small Cap Value Fund	May 31, 2020 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.08%²

Basic Industry – 5.93%
Ashland Global Holdings	256,999	$17,260,053
Berry Global Group †	1,814,510	81,489,644
HB Fuller	1,141,500	42,943,230
Huntsman	1,061,000	19,257,150
Louisiana-Pacific	2,393,500	56,510,535

		217,460,612

Business Services – 0.99%
Deluxe	513,800	11,986,954
WESCO International †	730,300	24,318,990

		36,305,944

Capital Spending – 8.85%
Altra Industrial Motion	1,724,443	53,457,733
Atkore International Group †	1,235,700	33,166,188
H&E Equipment Services	929,700	15,935,058
ITT	1,521,500	87,790,550
MasTec †	1,935,259	75,765,390
Primoris Services	1,246,500	20,804,085
Rexnord	1,245,600	37,492,560

		324,411,564

Consumer Cyclical – 4.34%
Barnes Group	868,700	32,819,486
KB Home	1,291,100	42,709,588
Knoll	1,677,269	17,711,961
Meritage Homes †	750,400	52,152,800
Standard Motor Products	324,740	13,817,687

		159,211,522

Consumer Services – 6.94%
Acushnet Holdings	587,900	19,647,618
Asbury Automotive Group †	311,000	22,479,080
Cable One	20,380	38,454,818
Choice Hotels International	520,000	42,031,600
Cracker Barrel Old Country Store	192,200	20,590,386
Steven Madden	794,225	18,680,172
Texas Roadhouse	496,100	25,722,785
UniFirst	258,200	46,424,360
Wolverine World Wide	979,341	20,507,401

		254,538,220

Consumer Staples – 4.10%
Core-Mark Holding	865,500	24,216,690
J&J Snack Foods	301,600	38,794,808
Performance Food Group †	739,654	19,711,779

5

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Consumer Staples (continued)
Scotts Miracle-Gro	299,800	$42,742,486
Spectrum Brands Holdings	528,050	24,987,326

		150,453,089

Energy – 3.06%
CNX Resources †	2,340,600	23,850,714
Delek US Holdings	1,231,900	24,231,473
Dril-Quip †	584,600	17,765,994
Helix Energy Solutions Group †	3,403,200	11,434,752
Patterson-UTI Energy	3,092,100	11,409,849
WPX Energy †	4,134,600	23,443,182

		112,135,964

Financial Services – 27.62%
American Equity Investment Life Holding	2,395,500	51,958,395
Bank of NT Butterfield & Son	1,035,800	25,304,594
East West Bancorp	2,899,323	101,331,338
First Financial Bancorp	2,425,800	32,238,882
First Hawaiian	1,826,900	31,514,025
First Interstate BancSystem Class A	1,018,200	31,818,750
First Midwest Bancorp	2,707,300	35,330,265
FNB	6,824,400	50,568,804
Great Western Bancorp	2,048,050	29,164,232
Hancock Whitney	2,502,200	54,097,564
Hanover Insurance Group	579,100	58,112,685
Kemper	524,800	33,272,320
Legg Mason	484,000	24,117,720
NBT Bancorp	712,800	22,324,896
Prosperity Bancshares	651,600	42,608,124
S&T Bancorp	788,456	17,535,262
Sandy Spring Bancorp	482,500	11,700,625
Selective Insurance Group	1,101,606	57,779,235
Stifel Financial	1,446,400	69,007,744
Umpqua Holdings	4,602,100	52,417,919
Valley National Bancorp	5,443,100	43,435,938
Webster Financial	2,092,600	59,220,580
WesBanco	1,065,500	22,823,010
Western Alliance Bancorp	1,439,300	54,909,295

		1,012,592,202

Healthcare – 3.25%
Avanos Medical †	1,025,000	29,786,500
Catalent †	463,500	36,027,855
Integer Holdings †	358,700	28,401,866

6

	Number of shares	Value (US $)

Common Stock² (continued)

Healthcare (continued)
Service Corp. International	634,300	$25,010,449

		119,226,670

Real Estate Investment Trusts – 8.88%
Brandywine Realty Trust	3,976,937	38,377,442
Highwoods Properties	1,199,600	45,908,692
Kite Realty Group Trust	1,177,357	11,420,363
Lexington Realty Trust	4,473,800	43,485,336
Life Storage	461,400	44,977,272
Outfront Media	2,925,600	41,075,424
RPT Realty	2,482,989	14,326,846
Spirit Realty Capital	1,273,700	36,211,291
STAG Industrial	760,281	20,451,559
Summit Hotel Properties	2,934,200	18,338,750
Washington Real Estate Investment Trust	493,400	10,820,262

		325,393,237

Technology – 14.47%
Cirrus Logic †	649,400	47,068,512
Coherent †	229,700	33,354,737
Diodes †	429,300	20,881,152
Flex †	4,949,869	48,063,228
NCR †	1,524,507	27,517,351
NetScout Systems †	1,159,506	31,851,630
ON Semiconductor †	2,728,900	44,999,561
SYNNEX	294,700	31,429,755
Tech Data †	125,419	17,087,085
Teradyne	1,237,700	82,950,654
Tower Semiconductor †	2,077,800	41,784,558
TTM Technologies †	3,387,502	39,193,398
Viavi Solutions †	3,086,900	35,777,171
Vishay Intertechnology	1,745,500	28,381,830

		530,340,622

Transportation – 4.12%
Kirby †	533,400	27,352,752
Saia †	367,050	39,802,902
SkyWest	524,400	16,817,508
Werner Enterprises	1,448,700	66,958,914

		150,932,076

Utilities – 5.53%
ALLETE	555,100	32,601,023
Black Hills	776,900	47,942,499
El Paso Electric	153,800	10,453,786

7

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Utilities (continued)
PNM Resources	742,300	$30,300,686
South Jersey Industries	996,500	28,260,740
Southwest Gas Holdings	701,900	53,309,305

		202,868,039

Total Common Stock (cost $3,413,194,143)		3,595,869,761

Short-Term Investments – 2.93%

Money Market Mutual Funds – 2.93%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.11%)	21,444,565	21,444,565
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.08%)	21,444,564	21,444,564
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.16%)	21,444,564	21,444,564
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.07%)	21,444,565	21,444,565
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.05%)	21,444,565	21,444,565

Total Short-Term Investments (cost $107,222,823)		107,222,823

Total Value of Securities – 101.01% (cost $3,520,416,966)		$3,703,092,584

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

8

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Statement of assets and liabilities

Delaware Small Cap Value Fund	May 31, 2020 (Unaudited)

Assets:
Investments, at value[1]	$3,703,092,584
Receivable for fund shares sold	32,869,729
Dividends and interest receivable	7,000,662

Total assets	3,742,962,975

Liabilities:
Payable for fund shares redeemed	65,393,123
Payable for securities purchased	7,456,578
Investment management fees payable to affiliates	1,931,459
Other accrued expenses	1,832,193
Distribution fees payable to affiliates	145,559
Dividend disbursing and transfer agent fees and expenses payable to affiliates	28,721
Trustees’ fees and expenses payable to affiliates	13,304
Accounting and administration expenses payable to affiliates	10,605
Legal fees payable to affiliates	6,609

Total liabilities	76,818,151

Total Net Assets	$3,666,144,824

Net Assets Consist of:
Paid-in capital	$3,634,683,382
Total distributable earnings (loss)	31,461,442

Total Net Assets	$3,666,144,824

10

Net Asset Value
Class A:
Net assets	$467,451,753
Shares of beneficial interest outstanding, unlimited authorization, no par	10,412,118
Net asset value per share	$44.89
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$47.63

Class C:
Net assets	$45,421,103
Shares of beneficial interest outstanding, unlimited authorization, no par	1,255,390
Net asset value per share	$36.18

Class R:
Net assets	$38,018,812
Shares of beneficial interest outstanding, unlimited authorization, no par	876,321
Net asset value per share	$43.38

Institutional Class:
Net assets	$2,474,936,467
Shares of beneficial interest outstanding, unlimited authorization, no par	51,929,596
Net asset value per share	$47.66

Class R6:
Net assets	$640,316,689
Shares of beneficial interest outstanding, unlimited authorization, no par	13,415,445
Net asset value per share	$47.73

[1]Investments, at cost	$3,520,416,966

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations

Delaware Small Cap Value Fund	Six months ended May 31, 2020 (Unaudited)

Investment Income:
Dividends	$41,311,671

Expenses:
Management fees	12,435,695
Dividend disbursing and transfer agent fees and expenses	3,193,776
Distribution expenses – Class A	659,533
Distribution expenses – Class C	282,784
Distribution expenses – Class R	113,861
Accounting and administration expenses	312,567
Reports and statements to shareholders expenses	215,209
Trustees’ fees and expenses	105,738
Legal fees	103,065
Registration fees	86,328
Custodian fees	60,310
Audit and tax fees	18,024
Other	51,043

17,637,933
Less expenses paid indirectly	(8,740)

Total operating expenses	17,629,193

Net Investment Income	23,682,478

Net Realized and Unrealized Loss:
Net realized loss on investments	(146,375,886)
Net change in unrealized appreciation (depreciation) of investments	(862,035,059)

Net Realized and Unrealized Loss	(1,008,410,945)

Net Decrease in Net Assets Resulting from Operations	$(984,728,467)

See accompanying notes, which are an integral part of the financial statements.

12

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Statements of changes in net assets

Delaware Small Cap Value Fund

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,682,478	$44,693,729
Net realized gain (loss)	(146,375,886)	138,185,186
Net change in unrealized appreciation (depreciation)	(862,035,059)	171,381,637

Net increase (decrease) in net assets resulting from operations	(984,728,467)	354,260,552

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(26,836,930)	(48,159,678)
Class C	(3,124,333)	(5,793,001)
Class R	(2,279,071)	(4,426,662)
Institutional Class	(124,086,181)	(192,050,571)
Class R6	(27,982,274)	(29,190,659)

	(184,308,789)	(279,620,571)

Capital Share Transactions:
Proceeds from shares sold:
Class A	74,418,804	125,669,755
Class C	6,133,541	12,928,017
Class R	6,064,424	12,291,124
Institutional Class	718,955,523	876,690,020
Class R6	357,828,481	281,229,086

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	26,442,390	47,116,404
Class C	3,058,818	5,707,402
Class R	2,278,860	4,426,273
Institutional Class	120,505,849	186,340,898
Class R6	26,477,062	28,524,928

	1,342,163,752	1,580,923,907

14

	Six months ended 5/31/20 (Unaudited)	Year ended 11/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(100,425,436)	$(273,609,076)
Class C	(13,010,477)	(23,929,760)
Class R	(11,188,301)	(23,592,812)
Institutional Class	(555,092,303)	(888,513,776)
Class R6	(150,736,774)	(119,337,638)

	(830,453,291)	(1,328,983,062)

Increase in net assets derived from capital share transactions	511,710,461	251,940,845

Net Increase (Decrease) in Net Assets	(657,326,795)	326,580,826

Net Assets:
Beginning of period	4,323,471,619	3,996,890,793

End of period	$3,666,144,824	$4,323,471,619

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/20[1]	Year ended
(Unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$61.58	$61.81	$67.13	$58.16	$52.55	$54.87

0.26	0.52	0.37	0.34	0.28	0.32
(14.33)	3.63	(4.81)	8.94	8.55	0.16

(14.07)	4.15	(4.44)	9.28	8.83	0.48

(0.58)	(0.42)	(0.27)	(0.31)	(0.32)	(0.18)
(2.04)	(3.96)	(0.61)	—	(2.90)	(2.62)

(2.62)	(4.38)	(0.88)	(0.31)	(3.22)	(2.80)

$44.89	$61.58	$61.81	$67.13	$58.16	$52.55

(23.97% )	8.69%	(6.70% )	16.01%	18.47%	0.90%

$467,452	$637,146	$733,864	$881,709	$870,158	$794,664
1.15%	1.15%	1.15%	1.18%	1.24%	1.22%
1.02%	0.90%	0.56%	0.55%	0.57%	0.62%
12%	18%	18%	15%	19%	20%

17

Financial highlights

Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/20[1]	Year ended
(Unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$49.95	$50.96	$55.65	$48.34	$44.24	$46.79

0.06	0.07	(0.10)	(0.10)	(0.07)	(0.06)
(11.57)	2.88	(3.98)	7.43	7.09	0.13

(11.51)	2.95	(4.08)	7.33	7.02	0.07

(0.22)	—	—	(0.02)	(0.02)	—
(2.04)	(3.96)	(0.61)	—	(2.90)	(2.62)

(2.26)	(3.96)	(0.61)	(0.02)	(2.92)	(2.62)

$36.18	$49.95	$50.96	$55.65	$48.34	$44.24

(24.24% )	7.88%	(7.41% )	15.17%	17.58%	0.14%

$45,421	$69,109	$74,828	$105,757	$107,104	$108,890
1.90%	1.90%	1.90%	1.93%	1.99%	1.97%
0.27%	0.15%	(0.19% )	(0.20% )	(0.18% )	(0.13% )
12%	18%	18%	15%	19%	20%

19

Financial highlights

Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/20[1]	Year ended
(Unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$59.52	$59.86	$65.05	$56.40	$51.05	$53.39

0.19	0.36	0.20	0.18	0.15	0.19
(13.85)	3.52	(4.66)	8.66	8.30	0.14

(13.66)	3.88	(4.46)	8.84	8.45	0.33

(0.44)	(0.26)	(0.12)	(0.19)	(0.20)	(0.05)
(2.04)	(3.96)	(0.61)	—	(2.90)	(2.62)

(2.48)	(4.22)	(0.73)	(0.19)	(3.10)	(2.67)

$43.38	$59.52	$59.86	$65.05	$56.40	$51.05

(24.06% )	8.42%	(6.92% )	15.71%	18.19%	0.63%

$38,019	$55,697	$62,791	$84,131	$83,557	$81,187
1.40%	1.40%	1.40%	1.43%	1.49%	1.47%
0.77%	0.65%	0.31%	0.30%	0.32%	0.37%
12%	18%	18%	15%	19%	20%

21

Financial highlights

Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/20[1]	Year ended
(Unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15

$65.28	$65.29	$70.83	$61.32	$55.23	$57.52

0.34	0.70	0.57	0.52	0.42	0.48
(15.18)	3.86	(5.08)	9.42	9.02	0.16

(14.84)	4.56	(4.51)	9.94	9.44	0.64

(0.74)	(0.61)	(0.42)	(0.43)	(0.45)	(0.31)
(2.04)	(3.96)	(0.61)	—	(2.90)	(2.62)

(2.78)	(4.57)	(1.03)	(0.43)	(3.35)	(2.93)

$47.66	$65.28	$65.29	$70.83	$61.32	$55.23

(23.85% )	8.95%	(6.46% )	16.30%	18.77%	1.15%

$2,474,936	$2,955,897	$2,731,344	$3,270,954	$2,166,172	$1,969,355
0.90%	0.90%	0.90%	0.93%	0.99%	0.97%
1.27%	1.15%	0.81%	0.80%	0.82%	0.87%
12%	18%	18%	15%	19%	20%

23

Financial highlights

Delaware Small Cap Value Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 5/31/20[1]		Year ended				5/2/16[2] to 11/30/16
(Unaudited)		11/30/19	11/30/18		11/30/17

$65.41		$65.41	$70.95		$61.38	$51.46

0.39		0.81	0.69		0.65	0.32
(15.19)		3.85	(5.08)		9.43	9.60

(14.80)		4.66	(4.39)		10.08	9.92

(0.84)		(0.70)	(0.54)		(0.51)	—
(2.04)		(3.96)	(0.61)		—	—

(2.88)		(4.66)	(1.15)		(0.51)	—

$47.73		$65.41	$65.41		$70.95	$61.38

(23.79%	)	9.14%	(6.29%	)	16.52%	19.28%

$640,317		$605,623	$394,064		$207,719	$4,187
0.72%		0.72%	0.72%		0.75%	0.77%
1.45%		1.33%	0.99%		0.98%	0.96%
12%		18%	18%		15%	19%	[6]

25

Notes to financial statements
Delaware Small Cap Value Fund	May 31, 2020 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2020 and for all open tax years

26

(years ended Nov. 30, 2017–Nov. 30, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2020, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

Underlying Funds – The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund invests include business development corporations (BDC) and ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2020, the Fund earned $7,675 under this arrangement.

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Notes to financial statements

Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2020, the Fund earned $1,065 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2020, the Fund was charged $66,881 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2020, the Fund was charged $159,872 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the

28

Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Class R6 and Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2020, the Fund was charged $54,124 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2020, DDLP earned $15,669 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2020, DDLP received gross CDSC commissions of $1,976 and $3,311 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended May 31, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$818,351,246
Sales	439,582,116

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Notes to financial statements

Delaware Small Cap Value Fund

3. Investments (continued)

At May 31, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2020, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$3,520,416,966

Aggregate unrealized appreciation of investments	$670,284,229
Aggregate unrealized depreciation of investments	(487,608,611)

Net unrealized appreciation of investments	$182,675,618

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2020:

Level 1
Securities
Assets:
Common Stock	$3,595,869,761
Short-Term Investments	107,222,823

Total Value of Securities	$3,703,092,584

During the six months ended May 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended May 31, 2020, there were no Level 3 investments.

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Notes to financial statements

Delaware Small Cap Value Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/20	Year ended 11/30/19
Shares sold:
Class A	1,612,021	2,210,400
Class C	146,998	285,091
Class R	130,765	221,304
Institutional Class	15,573,475	14,452,689
Class R6	6,739,562	4,643,083

Shares issued upon reinvestment of dividends and distributions:
Class A	433,909	977,924
Class C	62,070	145,005
Class R	38,657	94,822
Institutional Class	1,864,838	3,655,894
Class R6	409,481	559,532

	27,011,776	27,245,744

Shares redeemed:
Class A	(1,981,022)	(4,713,812)
Class C	(337,309)	(514,743)
Class R	(228,915)	(429,251)
Institutional Class	(10,786,241)	(14,666,586)
Class R6	(2,992,420)	(1,968,495)

	(16,325,907)	(22,292,887)

Net increase	10,685,869	4,952,857

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2020 and the year ended Nov. 30, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
	Institutional					Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended 5/30/2020	4,893	2,448	51,430	3,811	947	9,399	51,397	$3,943,614
Year ended 11/30/2019	43,988	3,061	380,736	17,034	3,175	57,579	380,602	27,557,018

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5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit available was increased to $275,000,000 on May 6, 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of May 31, 2020, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of

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Notes to financial statements

Delaware Small Cap Value Fund

6. Securities Lending (continued)

deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2020, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2020. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable.

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The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2020, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)

Delaware Small Cap Value Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Delaware Funds® by Macquarie privacy practices notice

We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.

Information we may collect and use

We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:

• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, and your financial history.

• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.

• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.

• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.

How we use your personal information

We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.

We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.

Security of information

Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to

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maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.

Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

This privacy practices notice is being provided on behalf of the following:

Delaware Capital Management

Delaware Capital Management Advisers, Inc.

Delaware Distributors, Inc.

Delaware Distributors, L.P.

Delaware Funds by Macquarie

  Delaware Enhanced Global Dividend and Income Fund

  Delaware Group® Adviser Funds

  Delaware Group Cash Reserve

  Delaware Group Equity Funds I

  Delaware Group Equity Funds II

  Delaware Group Equity Funds IV

  Delaware Group Equity Funds V

  Delaware Group Foundation Funds

  Delaware Group Global & International Funds

  Delaware Group Government Fund

  Delaware Group Income Funds

  Delaware Group Limited-Term Government Funds

  Delaware Group State Tax-Free Income Trust

  Delaware Group Tax-Free Fund

  Delaware Investments® Colorado Municipal Income Fund, Inc.

  Delaware Investments Dividend and Income Fund, Inc.

  Delaware Investments Minnesota Municipal Income Fund II, Inc.

  Delaware Investments National Municipal Income Fund

  Delaware Pooled® Trust

  Delaware VIP® Trust

  Voyageur Insured Funds

  Voyageur Intermediate Tax Free Funds

  Voyageur Mutual Funds

  Voyageur Mutual Funds II

  Voyageur Mutual Funds III

  Voyageur Tax Free Funds

Delaware Investments Advisers Partner, Inc.

Delaware Investments

Distribution Partner, Inc.

Delaware Investments Fund Advisers

Delaware Investments Fund Services Company

Delaware Investments Management Company, LLC

Delaware Management Company

Delaware Management Trust Company

Delaware Service Company, Inc.

Four Corners Capital Management, LLC

Macquarie Absolute Return MBS Fund, LP

Macquarie Absolute Return MBS Fund

Macquarie Alternative Strategies

Macquarie Allegiance Capital, LLC

Macquarie Asset Advisers

Macquarie Emerging Markets Small Cap Fund, LLC

Macquarie Funds Management Hong Kong Limited

Macquarie Global Infrastructure Total Return Fund Inc.

Macquarie Investment Management Advisers

Macquarie Investment Management Austria Kapitalanlage AG

Macquarie Investment Management Business Trust

Macquarie Investment Management Europe Limited

Macquarie Investment Management Europe S.A.

Macquarie Investment Management General Partner, Inc.

Macquarie Investment Management Global Limited

Macquarie Multi-Cap Growth Fund, LP

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Delaware Funds® by Macquarie privacy practices notice

Macquarie Real Estate Absolute Return Partners, Inc.

Macquarie Total Return Fund Inc.

Optimum Fund Trust

Retirement Financial Services, Inc.

Revised February 2020

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Delaware Funds® by Macquarie

Equity funds

US equity funds

•	Delaware Equity Income Fund

(formerly, First Investors Equity Income Fund)1

•	Delaware Growth and Income Fund

(formerly, First Investors Growth & Income Fund)1

•	Delaware Growth Equity Fund

(formerly, First Investors Select Growth Fund)1

•	Delaware Mid Cap Value Fund
•	Delaware Opportunity Fund

(formerly, First Investors Opportunity Fund)1

•	Delaware Select Growth Fund[2]
•	Delaware Small Cap Core Fund[2]
•	Delaware Small Cap Growth Fund
•	Delaware Small Cap Value Fund
•	Delaware Smid Cap Growth Fund
•	Delaware Special Situations Fund

(formerly, First Investors Special Situations Fund)1

•	Delaware U.S. Growth Fund
•	Delaware Value® Fund

Global / international equity funds

•	Delaware Emerging Markets Fund
•	Delaware Global Equity Fund

(formerly, First Investors Global Fund)1

•	Delaware International Fund

(formerly, First Investors International Fund)1

•	Delaware International Small Cap Fund
•	Delaware International Value Equity Fund

Alternative / specialty funds

•	Delaware Covered Call Strategy Fund

(formerly, First Investors Covered Call Strategy Fund)1

•	Delaware Global Real Estate Opportunities Fund[3]
•	Delaware Healthcare Fund
•	Delaware Hedged U.S. Equity Opportunities Fund

(formerly, First Investors Hedged U.S. Equity Opportunities Fund)1

•	Delaware Premium Income Fund

(formerly, First Investors Premium Income Fund)1

Multi-asset funds

•	Delaware Global Listed Real Assets Fund

(formerly, Delaware REIT Fund)4

•	Delaware Strategic Allocation Fund

(formerly, Delaware Foundation® Moderate Allocation Fund)

•	Delaware Total Return Fund

(formerly, First Investors Total Return Fund)1

•	Delaware Wealth Builder Fund

1On April 6, 2019, Foresters Investment Management Company, Inc. (FIMCO), the investment adviser to the First Investors Funds, entered into an agreement with Macquarie Management Holdings, Inc. (MMHI), a leading global investment management company, whereby MMHI, on behalf of its affiliate Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (Macquarie), would acquire FIMCO’s asset management business (the “Transaction”). In connection with the Transaction, the Board of Trustees of the First Investors Trusts approved, pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the transfer of all assets and liabilities of each First Investors Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) in the Delaware Funds® by Macquarie family of funds (each, a “Reorganization” and together, the “Reorganizations”). Following the requisite approval of each Reorganization from shareholders of each First Investors Fund, each Acquiring Fund is managed by DMC and each Acquiring Fund has the same or substantially the same investment objective and the same or similar principal investment strategies and principal risks as the corresponding First Investors Fund. The Transaction closed on Oct. 4, 2019 (the “Closing Date”). Information, including without limitation historical holdings and performance information, relating to the Acquiring Funds for periods prior to the Closing Date has been provided by FIMCO and is attributable to the Acquired Funds.

Carefully consider a Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in each Fund’s prospectus and, if available, its summary prospectus. A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Investing involves risk, including the possible loss of principal.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

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Fixed income funds

Taxable fixed income funds

•	Delaware Corporate Bond Fund
•	Delaware Diversified Income Fund
•	Delaware Emerging Markets Debt Corporate Fund

(formerly, Delaware Emerging Markets Debt Fund)

•	Delaware Extended Duration Bond Fund
•	Delaware Floating Rate Fund
•	Delaware Floating Rate II Fund

(formerly, First Investors Floating Rate Fund)1

•	Delaware Fund for Income

(formerly, First Investors Fund For Income)1

•	Delaware Government Cash Management Fund

(formerly, First Investors Government Cash

Management Fund)1,5

•	Delaware High-Yield Opportunities Fund
•	Delaware International Opportunities Bond Fund

(formerly, First Investors International Opportunities

Bond Fund)1

•	Delaware Investment Grade Fund

(formerly, First Investors Investment Grade Fund)1

•	Delaware Investments Ultrashort Fund
•	Delaware Limited Duration Bond Fund

(formerly, First Investors Limited Duration Bond Fund)1

•	Delaware Limited-Term Diversified Income Fund
•	Delaware Strategic Income Fund
•	Delaware Strategic Income II Fund

(formerly, First Investors Strategic Income Fund)1

Municipal fixed income funds

•	Delaware Minnesota High-Yield Municipal Bond Fund
•	Delaware National High-Yield Municipal Bond Fund
•	Delaware Tax-Exempt Income Fund

(formerly, First Investors Tax Exempt Income Fund)1

•	Delaware Tax-Exempt Opportunities Fund

(formerly, First Investors Tax Exempt

Opportunities Fund)1

•	Delaware Tax-Free Arizona Fund
•	Delaware Tax-Free California Fund
•	Delaware Tax-Free California II Fund

(formerly, First Investors California Tax Exempt Fund)1

•	Delaware Tax-Free Colorado Fund
•	Delaware Tax-Free Idaho Fund
•	Delaware Tax-Free Minnesota Fund
•	Delaware Tax-Free Minnesota Intermediate Fund
•	Delaware Tax-Free New Jersey Fund

(formerly, First Investors New Jersey Tax Exempt Fund)1

•	Delaware Tax-Free New York Fund
•	Delaware Tax-Free New York II Fund

(formerly, First Investors New York Tax Exempt Fund)1

•	Delaware Tax-Free Oregon Fund

(formerly, First Investors Oregon Tax Exempt Fund)1

•	Delaware Tax-Free Pennsylvania Fund
•	Delaware Tax-Free USA Fund
•	Delaware Tax-Free USA Intermediate Fund

2Closed to certain new investors.

3On June 10, 2020, the Board of Trustees approved a proposal to liquidate and dissolve Delaware Global Real Estate Opportunities Fund (“Fund”) and to appoint a new portfolio manager. The liquidation and dissolution are expected to take effect on or about Aug. 13, 2020. The Fund closed to new investors on June 19, 2020. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until five (5) days before the liquidation date. Until the liquidation, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware Funds by Macquarie fund. If a shareholder does not opt to exchange his or her shares prior to the liquidation, the shareholder will be paid a liquidating distribution by the Fund.

4Effective Aug. 20, 2019, the Fund’s name, investment objectives, and portfolio managers changed. The new portfolio managers intend to reposition the Fund’s investment portfolio in accordance with its current investment process. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

5On May 20, 2020, the Board of Trustees unanimously voted and approved a proposal to liquidate and dissolve Delaware Government Cash Management Fund (“Fund”). The liquidation and dissolution are expected to take effect on or about Sept. 25, 2020. The Fund closed to new investors and all sales efforts ceased as of the close of business on Thursday, July 2, 2020. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until close of business Wednesday, Sept. 23, 2020. Until the liquidation, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware Funds by Macquarie fund. Any exchange would be made at the current net asset value of the Fund and the selected Delaware Fund. The Fund’s shareholders would not incur front-end or contingent deferred sales charges upon these exchanges as the funds do not typically carry loads or sales charges.

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Caring for your portfolio

Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.

If you decide to make some changes, check out the convenient options provided by Macquarie Investment Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.

Most importantly, you may generally exchange all or part of your shares in one Delaware Funds® by Macquarie mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).

Choose the investment method suitable for you

After you’ve evaluated your overall investments, you have choices about how to implement any changes:

1.	Move assets all at once at any time.

2.

Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware fund for those in another Delaware fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.

3.

Use our automatic investing plan for future investments in different vehicles. To allocate your future investments differently, the Macquarie Investment Management automatic investing plan allows you to make regular monthly or quarterly investments directly from your checking account.

Important notes about exchanging or redeeming shares

For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at delawarefunds.com/literature.

If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.

When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.

You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.

We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

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Contact information

Shareholder assistance by phone

800 523-1918, weekdays from 8:30am to

6:00pm Eastern time

For securities dealers and financial

institutions representatives only

800 362-7500

Regular mail

P.O. Box 9876

Providence, RI 02940-8076

Overnight courier service

4400 Computer Drive

Westborough, MA 01581-1722

Macquarie Investment Management • 2005 Market Street • Philadelphia, PA 19103-7094

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than MBL, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

(1228235)

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 5, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 5, 2020